UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 888-793-8637

Date of fiscal year end:   April 30

Date of reporting period:   April 30, 2023

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

Master Trust

Annual Report  |  April 30, 2023

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. This example is intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2022 to April 30, 2023.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited)  (concluded)

	Beginning account value November 1, 2022	Ending account value April 30, 2023	Expenses paid during period 11/01/22 to 04/30/23[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,022.70	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,022.70	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Government Master Fund
Actual	$1,000.00	$1,022.00	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

Treasury Master Fund
Actual	$1,000.00	$1,021.60	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,022.60	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,012.60	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one–half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2023 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	12 days

Top five issuer breakdown by country or territory of origin[2]
United States	57.3%
Japan	8.2
Canada	6.9
Australia	5.3
Singapore	4.5
Total	82.2%

Portfolio composition[2]
Repurchase agreements	42.0%
Commercial paper	41.1
Certificates of deposit	13.8
Time deposits	3.0
Other assets in excess of liabilities	0.1
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2023 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	12 days

Top five issuer breakdown by country or territory of origin[2]
United States	47.1%
Canada	11.0
Japan	7.4
Australia	5.2
Sweden	5.0
Total	75.7%

Portfolio composition[2]
Commercial paper	54.0%
Repurchase agreements	29.7
Certificates of deposit	13.2
Time deposits	2.9
Other assets in excess of liabilities	0.2
Total	100.0%

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2023 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	6 days

Portfolio composition[2]
Repurchase agreements	73.5%
U.S. government agency obligations	22.1
U.S. Treasury obligations	4.9
Liabilities in excess of other assets	(0.5)
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2023 (unaudited) (continued)

Treasury Master Fund
Characteristics
Weighted average maturity[1]	3 days

Portfolio composition[2]
Repurchase agreements	91.1%
U.S. Treasury obligations	8.8
Other assets in excess of liabilities	0.1
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2023 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	13 days

Top five issuer breakdown by country or territory of origin[2]
United States	45.0%
Canada	9.0
Japan	8.2
Germany	7.0
Australia	5.1
Total	74.3%

Portfolio composition[2]
Commercial paper	54.0%
Repurchase agreements	24.6
Certificates of deposit	15.3
Time deposits	6.0
Other assets in excess of liabilities	0.1
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2023 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	7 days

Portfolio composition[2]
Municipal bonds	94.7%
Tax-exempt commercial paper	5.0
Other assets in excess of liabilities	0.3
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Certificates of deposit—13.8%
Banking-non-U.S.—13.0%
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/12/23[1]	$53,000,000	$53,016,969
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/13/23[1]	60,000,000	60,019,586
Secured Overnight Financing Rate + 0.480%, 5.290%, due 05/05/23[1]	25,000,000	25,001,911
Mizuho Bank Ltd.
Secured Overnight Financing Rate + 0.180%, 4.980%, due 09/05/23[1]	67,000,000	66,949,556
Secured Overnight Financing Rate + 0.310%, 5.110%, due 07/14/23[1]	60,000,000	60,007,044
Secured Overnight Financing Rate + 0.370%, 5.170%, due 07/28/23[1]	60,000,000	60,009,679
MUFG Bank Ltd.
Secured Overnight Financing Rate + 0.160%, 4.960%, due 09/08/23[1]	70,000,000	69,940,305
Secured Overnight Financing Rate + 0.600%, 5.400%, due 05/19/23[1]	42,000,000	42,011,052
Nordea Bank Abp
Secured Overnight Financing Rate + 0.330%, 5.140%, due 08/09/23[1]	54,000,000	54,008,958
Secured Overnight Financing Rate + 0.370%, 5.180%, due 10/13/23[1]	54,000,000	54,012,674
Secured Overnight Financing Rate + 0.440%, 5.250%, due 11/10/23[1]	59,000,000	59,031,029
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.260%, 5.060%, due 07/13/23[1]	60,000,000	60,002,554
Secured Overnight Financing Rate + 0.350%, 5.150%, due 10/24/23[1]	48,000,000	48,004,112
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/07/23[1]	62,000,000	61,990,371
Secured Overnight Financing Rate + 0.400%, 5.200%, due 10/17/23[1]	20,000,000	20,005,457
Secured Overnight Financing Rate + 0.410%, 5.210%, due 06/21/23[1]	50,000,000	50,016,430
Royal Bank of Canada
Secured Overnight Financing Rate + 0.700%, 5.510%, due 05/22/23[1]	40,000,000	40,013,415
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.210%, 5.020%, due 08/16/23[1]	63,000,000	62,979,335
Secured Overnight Financing Rate + 0.230%, 5.040%, due 08/10/23[1]	60,000,000	59,987,208
Secured Overnight Financing Rate + 0.300%, 5.110%, due 05/09/23[1]	88,000,000	88,004,476
Secured Overnight Financing Rate + 0.450%, 5.260%, due 10/20/23[1]	60,000,000	59,999,776
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/05/23[1]	60,000,000	60,012,934
Sumitomo Mitsui Trust Bank Ltd.
4.770%, due 05/02/23	58,000,000	57,999,362
4.800%, due 05/19/23	48,000,000	47,996,025
Secured Overnight Financing Rate + 0.320%, 5.130%, due 07/19/23[1]	60,000,000	60,007,378

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Svenska Handelsbanken
Secured Overnight Financing Rate + 0.400%, 5.200%, due 10/13/23[1]	$60,000,000	$60,011,279
Secured Overnight Financing Rate + 0.610%, 5.410%, due 06/15/23[1]	41,000,000	41,023,090
Swedbank AB
Secured Overnight Financing Rate + 0.420%, 5.220%, due 10/16/23[1]	60,000,000	60,018,229
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.520%, 5.330%, due 05/01/23[1]	53,000,000	53,019,084

		1,595,099,278

Banking-U.S.—0.8%
Cooperatieve Rabobank UA
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/12/23[1]	49,000,000	49,013,446
Secured Overnight Financing Rate + 0.630%, 5.440%, due 05/22/23[1]	40,000,000	40,014,156

		89,027,602
Total Certificates of deposit (cost—$1,684,000,000)		1,684,126,880

Commercial paper—41.1%
Asset-backed-miscellaneous—14.4%
Albion Capital Corp. SA/Albion Capital LLC 4.850%, due 05/22/23	66,000,000	65,778,196
Antalis SA
4.800%, due 05/03/23	16,000,000	15,989,207
4.800%, due 05/04/23	15,000,000	14,987,853
4.800%, due 05/09/23	43,300,000	43,235,170
5.300%, due 07/06/23	18,000,000	17,821,704
5.300%, due 07/20/23	25,000,000	24,700,508
Barton Capital SA
4.820%, due 05/01/23	50,000,000	49,979,900
4.820%, due 05/22/23	20,000,000	19,933,613
5.110%, due 06/05/23	24,000,000	23,871,129
Cabot Trail Funding LLC 4.870%, due 06/20/23	64,000,000	63,516,640
Chariot Funding LLC
4.780%, due 06/02/23	41,000,000	40,799,977
4.940%, due 07/18/23	25,000,000	24,711,663
Fairway Finance Co. LLC
Secured Overnight Financing Rate + 0.410%, 5.220%, due 10/19/23[1,2]	21,000,000	21,000,000
Gotham Funding Corp.
5.200%, due 07/24/23	52,000,000	51,347,036
5.210%, due 07/31/23	33,000,000	32,551,847
Liberty Street Funding LLC
4.730%, due 05/02/23	41,000,000	40,978,015
4.740%, due 05/02/23	20,000,000	19,989,276
4.750%, due 05/09/23	12,000,000	11,982,184
4.830%, due 05/23/23	21,000,000	20,927,623
4.900%, due 06/23/23	21,000,000	20,832,355
LMA-Americas LLC
4.770%, due 05/22/23	40,300,000	40,165,344

Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value

Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
4.820%, due 05/26/23	$23,000,000	$22,909,643
4.820%, due 05/30/23	19,000,000	18,914,255
4.895%, due 08/03/23	23,000,000	22,673,716
5.080%, due 06/05/23	24,000,000	23,870,825
5.200%, due 07/20/23	20,000,000	19,757,963
5.220%, due 08/14/23	40,000,000	39,369,040
Nieuw Amsterdam Receivables Corp. BV 4.970%, due 06/15/23	73,000,000	72,507,883
Old Line Funding Llc 4.890%, due 07/19/23	30,000,000	29,678,075
Old Line Funding LLC
Secured Overnight Financing Rate + 0.350%, 5.150%, due 07/27/23[1,2]	25,000,000	25,002,464
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/06/23[1,2]	33,000,000	33,000,000
Secured Overnight Financing Rate + 0.380%, 5.180%, due 09/25/23[1,2]	29,000,000	29,000,000
Secured Overnight Financing Rate + 0.480%, 5.280%, due 06/21/23[1,2]	20,000,000	20,000,839
Secured Overnight Financing Rate + 0.520%, 5.320%, due 11/14/23[1,2]	35,000,000	35,000,000
Secured Overnight Financing Rate + 0.570%, 5.370%, due 06/20/23[1,2]	44,000,000	44,010,957
Sheffield Receivables Co. LLC
4.710%, due 05/04/23	41,000,000	40,967,002
4.820%, due 06/06/23	60,000,000	59,668,175
5.160%, due 07/13/23	41,000,000	40,547,141
Thunder Bay Funding LLC
4.880%, due 08/08/23	41,000,000	40,396,863
4.890%, due 07/19/23	18,000,000	17,806,845
Secured Overnight Financing Rate + 0.350%, 5.150%, due 08/01/23[1,2]	22,000,000	22,000,000
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/06/23[1,2]	23,000,000	23,000,000
Secured Overnight Financing Rate + 0.400%, 5.200%, due 07/20/23[1,2]	39,000,000	39,000,000
Secured Overnight Financing Rate + 0.480%, 5.280%, due 06/21/23[1,2]	30,000,000	30,000,000
Versailles Commercial Paper LLC
4.750%, due 05/08/23	20,000,000	19,972,989
Secured Overnight Financing Rate + 0.210%, 5.020%, due 09/07/23[1,2]	40,000,000	40,000,000
Secured Overnight Financing Rate + 0.250%, 5.060%, due 08/02/23[1,2]	41,000,000	41,000,000
5.320%, due 07/20/23	18,000,000	17,782,540
Victory Receivables Corp.
4.800%, due 05/16/23	61,000,000	60,850,214
4.840%, due 06/02/23	63,000,000	62,690,810
5.200%, due 07/24/23	60,000,000	59,247,305
5.210%, due 07/31/23	49,000,000	48,334,561

		1,764,059,345

Banking-non-U.S.—24.9%
Australia & New Zealand Banking Group Ltd.
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/10/23[1,2]	51,000,000	51,000,000

	Face amount	Value

Commercial paper—(continued)
Banking-non-U.S.—(continued)
Secured Overnight Financing Rate + 0.420%, 5.230%, due 05/05/23[1,2]	$28,000,000	$28,001,706
Secured Overnight Financing Rate + 0.420%, 5.230%, due 11/13/23[1,2]	40,000,000	40,000,000
Secured Overnight Financing Rate + 0.560%, 5.370%, due 09/15/23[1,2]	45,000,000	45,046,480
Secured Overnight Financing Rate + 0.630%, 5.440%, due 05/08/23[1,2]	40,000,000	40,005,783
Bank of Montreal
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/04/23[1]	51,000,000	51,036,158
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.350%, 5.160%, due 11/09/23[1,2]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.470%, 5.280%, due 10/05/23[1,2]	49,000,000	49,027,739
Secured Overnight Financing Rate + 0.500%, 5.310%, due 11/06/23[1,2]	60,000,000	60,029,987
Secured Overnight Financing Rate + 0.560%, 5.370%, due 07/06/23[1,2]	49,000,000	49,000,000
Secured Overnight Financing Rate + 0.690%, 5.500%, due 08/22/23[1,2]	41,000,000	41,051,432
Banque et Caisse d’Epargne de l’Etat 4.670%, due 05/02/23	51,000,000	50,972,591
Barclays Bank PLC
4.810%, due 05/11/23	48,000,000	47,915,032
4.830%, due 05/04/23	54,000,000	53,978,265
4.850%, due 05/01/23	24,000,000	23,990,280
Secured Overnight Financing Rate + 0.200%, 5.010%, due 09/05/23[1,2]	68,000,000	68,000,000
BNZ International Funding Ltd.
Secured Overnight Financing Rate + 0.710%, 5.510%, due 05/02/23[1,2]	16,000,000	16,000,000
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.740%, 5.550%, due 08/03/23[1,2]	40,000,000	40,000,000
Commonwealth Bank of Australia
Secured Overnight Financing Rate + 0.480%, 5.290%, due 05/01/23[1,2]	35,000,000	35,018,880
Secured Overnight Financing Rate + 0.640%, 5.450%, due 05/24/23[1,2]	29,000,000	29,000,000
Secured Overnight Financing Rate + 0.670%, 5.480%, due 05/09/23[1,2]	35,000,000	35,005,989
DBS Bank Ltd. 4.910%, due 08/07/23	31,000,000	30,558,007
4.930%, due 08/09/23	41,000,000	40,402,446
5.170%, due 07/05/23	35,000,000	34,668,585
5.310%, due 10/20/23	40,000,000	38,984,417
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
4.790%, due 05/01/23	140,000,000	139,944,455
4.905%, due 05/11/23	25,000,000	24,956,071
Erste Finance Delaware LLC
4.820%, due 05/01/23	60,000,000	59,975,785
4.830%, due 05/02/23	260,000,000	259,859,974
Federation des Caisses Desjardins du Quebec 4.890%, due 08/01/23	48,000,000	47,358,053

Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value

Commercial paper—(continued)
Banking-non-U.S.—(continued)
Lloyds Bank PLC 4.980%, due 08/08/23	$63,000,000	$62,070,015
Mizuho Bank Ltd.
4.785%, due 05/19/23	57,000,000	56,835,978
5.215%, due 07/27/23	60,000,000	59,212,500
National Australia Bank Ltd.
Secured Overnight Financing Rate + 0.200%, 5.010%, due 11/16/23[1,2]	62,000,000	61,943,426
Secured Overnight Financing Rate + 0.410%, 5.220%, due 10/13/23[1,2]	60,000,000	60,014,629
Secured Overnight Financing Rate + 0.420%, 5.230%, due 05/05/23[1,2]	38,000,000	38,000,000
Secured Overnight Financing Rate + 0.450%, 5.260%, due 07/14/23[1,2]	45,000,000	45,021,389
National Bank of Canada
Secured Overnight Financing Rate + 0.530%, 5.340%, due 05/19/23[1,2]	33,000,000	33,000,000
Nordea Bank Abp
Secured Overnight Financing Rate + 0.490%, 5.300%, due 06/07/23[1,2]	43,000,000	43,000,000
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.150%, 4.960%, due 10/11/23[1,2]	25,000,000	25,000,000
Secured Overnight Financing Rate + 0.430%, 5.240%, due 05/05/23[1,2]	38,000,000	38,000,000
Royal Bank of Canada
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/03/23[1,2]	50,000,000	50,064,469
Skandinaviska Enskilda Banken AB
Secured Overnight Financing Rate + 0.190%, 4.990%, due 11/28/23[1,2]	41,000,000	41,000,000
Secured Overnight Financing Rate + 0.330%, 5.130%, due 07/06/23[1,2]	54,000,000	54,010,502
Secured Overnight Financing Rate + 0.380%, 5.180%, due 08/07/23[1,2]	60,000,000	60,000,000
Sumitomo Mitsui Trust Bank Ltd.
5.070%, due 06/06/23	41,000,000	40,779,604
5.364%, due 08/16/23	48,000,000	47,235,280
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.180%, 4.980%, due 12/07/23[1,2]	60,000,000	60,000,000
Secured Overnight Financing Rate + 0.200%, 5.000%, due 11/17/23[1,2]	62,000,000	62,000,000
Swedbank AB
Secured Overnight Financing Rate + 0.200%, 5.010%, due 11/14/23[1]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.580%, 5.390%, due 06/20/23[1]	41,000,000	41,000,000
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.210%, 5.010%, due 12/06/23[1,2]	69,000,000	68,903,097
Secured Overnight Financing Rate + 0.500%, 5.300%, due 11/06/23[1,2]	60,000,000	60,028,755
United Overseas Bank Ltd.
Secured Overnight Financing Rate + 0.430%, 5.230%, due 05/08/23[1,2]	38,000,000	38,000,000
5.260%, due 08/18/23	60,000,000	59,019,253

	Face amount	Value

Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.180%, 4.990%, due 11/28/23[1,2]	$20,000,000	$20,000,000
Secured Overnight Financing Rate + 0.230%, 5.040%, due 05/01/23[1,2]	30,000,000	30,000,000
Secured Overnight Financing Rate + 0.660%, 5.470%, due 05/25/23[1,2]	40,000,000	40,015,684
Westpac Securities NZ Ltd.
Secured Overnight Financing Rate + 0.430%, 5.240%, due 06/20/23[1,2]	40,000,000	40,000,000
Secured Overnight Financing Rate + 0.470%, 5.280%, due 10/03/23[1,2]	27,000,000	27,014,662
Secured Overnight Financing Rate + 0.710%, 5.520%, due 05/02/23[1,2]	39,000,000	39,000,000

		3,052,957,358

Banking-U.S.—1.8%
Bedford Row Funding Corp.
Secured Overnight Financing Rate + 0.240%, 5.050%, due 08/15/23[1,2]	36,000,000	36,000,000
Collateralized Commercial Paper FLEX Co. LLC
Secured Overnight Financing Rate + 0.480%, 5.290%, due 11/20/23[1,2]	51,000,000	51,000,000
Collateralized Commercial Paper V Co. LLC
Secured Overnight Financing Rate + 0.200%, 5.010%, due 08/17/23[1]	26,000,000	25,995,369
Podium Funding Trust
Secured Overnight Financing Rate + 0.480%, 5.290%, due 10/16/23[1]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.490%, 5.300%, due 11/09/23[1]	41,000,000	41,000,000

		214,995,369
Total commercial paper (cost—$5,033,031,852)		5,032,012,072

Time deposits—3.0%
Banking-non-U.S.—3.0%
ABN AMRO Bank NV 4.810%, due 05/01/23	200,000,000	200,000,000
Credit Agricole Corporate & Investment Bank SA 4.800%, due 05/01/23	44,000,000	44,000,000
Mizuho Corporate Bank Ltd. 4.820%, due 05/01/23	125,000,000	125,000,000
Total time deposits (cost—$369,000,000)		369,000,000

Repurchase agreements—42.0%
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.140% due 06/02/23, collateralized by $33,015,787 various asset-backed convertible bonds, zero coupon to 5.250% due 05/15/23 to 09/30/29; (value—$56,384,047); proceeds: $51,070,833[3]	50,000,000	50,000,000

Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value

Repurchase agreements—(continued)
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.040% due 05/05/23, collateralized by $46,511,000 various asset-backed convertible bonds, zero coupon to 7.500% due 06/01/25 to 01/23/49; (value—$60,719,513); proceeds: $55,134,000[3]	$54,000,000	$54,000,000
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.180% due 07/27/23, collateralized by $74,181,847 various asset-backed convertible bonds, zero coupon to 6.750% due 09/01/23 to 10/25/69; and 4,000,000 shares of various equity securities; (value—$63,237,863); proceeds: $60,820,167[3]	60,000,000	60,000,000
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, 5.040% due 05/05/23, collateralized by $91,467,000 various asset-backed convertible bonds, 3.875% to 11.250% due 09/15/23 to 11/23/81; (value—$81,000,281); proceeds: $86,518,500[3]	75,000,000	75,000,000
Repurchase agreement dated 04/28/23 with Fixed Income Clearing Corp., 4.800% due 05/01/23, collateralized by $130,618,800 U.S. Treasury Note, 5.094% due 07/31/23; (value—$130,560,010); proceeds: $128,051,200	128,000,000	128,000,000
Repurchase agreement dated 04/03/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 5.460% due 08/01/23, collateralized by $234,445,430 various asset-backed convertible bonds, zero coupon to 13.000% due 05/10/23 to 12/31/2099 and 606,061 shares of various equity securities; (value—$185,958,313); proceeds: $175,716,625[3]	175,000,000	175,000,000
Repurchase agreement dated 04/28/23 with BNP Paribas SA, 4.940% due 05/01/23, collateralized by $258,565,642 various asset-backed convertible bonds, zero coupon to 12.950% due 06/15/23 to 12/31/99 and 4,400,000 shares of various equity securities; (value—$189,064,249); proceeds: $175,072,042	175,000,000	175,000,000

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/23 with Barclays Bank PLC, 4.800% due 05/01/23, collateralized by $11,244,185,527 Federal Home Loan Mortgage Corp. obligations, zero coupon to 7.108% due 08/25/26 to 10/25/55, and $147,160,984 Federal National Mortgage Association obligations, 2.000% due 05/01/51; (value—$410,544,697); proceeds: $400,160,000	$400,000,000	$400,000,000
Repurchase agreement dated 04/28/23 with Federal Reserve Bank of New York, 4.800% due 05/01/23, collateralized by $4,225,342,600 U.S. Treasury Notes, 0.125% to 0.750% due 08/15/23 to 11/15/24; (value—$4,026,610,085); proceeds: $4,026,610,000	4,025,000,000	4,025,000,000
Total repurchase agreements (cost—$5,142,000,000)		5,142,000,000
Total investments (cost—$12,228,031,852 which approximates cost for federal income tax purposes)—99.9%		12,227,138,952

Other assets in excess of liabilities—0.1%		18,086,271
Net assets—100.0%		$12,245,225,223

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime Master Fund

Portfolio of investments—April 30, 2023

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$1,684,126,880	$—	$1,684,126,880
Commercial paper	—	5,032,012,072	—	5,032,012,072
Time deposits	—	369,000,000	—	369,000,000
Repurchase agreements	—	5,142,000,000	—	5,142,000,000
Total	$—	$12,227,138,952	$—	$12,227,138,952

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Variable or floating rate security. The rate shown is the effective rate as of period end and adjusts periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. The maturity date reflects earlier of reset date or stated maturity date.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,210,218,869, represented 18.0% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2023.

See accompanying notes to financial statements.

ESG Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Certificates of deposit—13.2%
Banking-non-U.S.—12.4%
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/12/23[1]	$15,000,000	$15,004,803
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/13/23[1]	17,000,000	17,005,549
Secured Overnight Financing Rate + 0.480%, 5.290%, due 05/05/23[1]	5,000,000	5,000,382
Mizuho Bank Ltd.
Secured Overnight Financing Rate + 0.180%, 4.980%, due 09/05/23[1]	17,000,000	16,987,201
Secured Overnight Financing Rate + 0.310%, 5.110%, due 07/14/23[1]	17,000,000	17,001,996
Secured Overnight Financing Rate + 0.370%, 5.170%, due 07/28/23[1]	17,000,000	17,002,742
MUFG Bank Ltd.
Secured Overnight Financing Rate + 0.600%, 5.400%, due 05/19/23[1]	14,000,000	14,003,684
Nordea Bank Abp
Secured Overnight Financing Rate + 0.330%, 5.140%, due 08/09/23[1]	15,000,000	15,002,488
Secured Overnight Financing Rate + 0.370%, 5.180%, due 10/13/23[1]	15,000,000	15,003,521
Secured Overnight Financing Rate + 0.440%, 5.250%, due 11/10/23[1]	18,000,000	18,009,467
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.260%, 5.060%, due 07/13/23[1]	17,000,000	17,000,724
Secured Overnight Financing Rate + 0.350%, 5.150%, due 10/24/23[1]	15,000,000	15,001,285
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/07/23[1]	18,000,000	17,997,204
Secured Overnight Financing Rate + 0.400%, 5.200%, due 10/17/23[1]	6,000,000	6,001,637
Secured Overnight Financing Rate + 0.410%, 5.210%, due 06/21/23[1]	15,000,000	15,004,929
Royal Bank of Canada
Secured Overnight Financing Rate + 0.700%, 5.510%, due 05/22/23[1]	14,000,000	14,004,695
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.210%, 5.020%, due 08/16/23[1]	18,000,000	17,994,096
Secured Overnight Financing Rate + 0.230%, 5.040%, due 08/10/23[1]	18,000,000	17,996,162
Secured Overnight Financing Rate + 0.300%, 5.110%, due 05/09/23[1]	26,000,000	26,001,323
Secured Overnight Financing Rate + 0.450%, 5.260%, due 10/20/23[1]	18,000,000	17,999,933
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/05/23[1]	18,000,000	18,003,880
Sumitomo Mitsui Trust Bank Ltd.
4.770%, due 05/02/23	17,000,000	16,999,813
4.800%, due 05/19/23	18,000,000	17,998,509
Secured Overnight Financing Rate + 0.320%, 5.130%, due 07/19/23[1]	8,000,000	8,000,984
Svenska Handelsbanken
Secured Overnight Financing Rate + 0.400%, 5.200%, due 10/13/23[1]	17,000,000	17,003,196

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Secured Overnight Financing Rate + 0.610%, 5.410%, due 06/15/23[1]	$14,000,000	$14,007,884
Swedbank AB
Secured Overnight Financing Rate + 0.420%, 5.220%, due 10/16/23[1]	17,000,000	17,005,165

		424,043,252

Banking-U.S.—0.8%
Cooperatieve Rabobank UA
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/12/23[1]	14,000,000	14,003,842
Secured Overnight Financing Rate + 0.630%, 5.440%, due 05/22/23[1]	14,000,000	14,004,954

		28,008,796
Total Certificates of deposit (cost—$452,000,000)		452,052,048

Commercial paper—54.0%
Asset-backed-miscellaneous—16.0%
Albion Capital Corp. SA/Albion Capital LLC 4.850%, due 05/22/23	19,000,000	18,936,147
Antalis SA
4.800%, due 05/03/23	5,000,000	4,996,627
4.800%, due 05/04/23	4,000,000	3,996,761
4.800%, due 05/09/23	13,000,000	12,980,536
5.300%, due 07/06/23	6,000,000	5,940,568
5.300%, due 07/20/23	9,400,000	9,287,391
Barton Capital SA
4.760%, due 05/09/23	17,814,000	17,787,470
4.820%, due 05/01/23	15,000,000	14,993,970
4.820%, due 05/22/23	6,000,000	5,980,084
5.110%, due 06/05/23	7,000,000	6,962,413
Cabot Trail Funding LLC 4.870%, due 06/20/23	18,000,000	17,864,055
Chariot Funding LLC
4.780%, due 06/02/23	12,000,000	11,941,457
4.940%, due 07/18/23	7,000,000	6,919,266
Fairway Finance Co. LLC
Secured Overnight Financing Rate + 0.410%, 5.220%, due 10/19/23[1,2]	6,000,000	6,000,000
Gotham Funding Corp. 5.200%, due 07/24/23	15,000,000	14,811,645
Liberty Street Funding LLC
4.730%, due 05/02/23	12,000,000	11,993,565
4.740%, due 05/02/23	6,000,000	5,996,783
4.750%, due 05/09/23	4,000,000	3,994,061
4.830%, due 05/23/23	6,000,000	5,979,321
4.900%, due 06/23/23	6,000,000	5,952,101
LMA-Americas LLC
4.820%, due 05/26/23	7,000,000	6,972,500
4.820%, due 05/30/23	6,000,000	5,972,923
5.080%, due 06/05/23	7,000,000	6,962,324
5.200%, due 07/20/23	6,000,000	5,927,389
5.220%, due 08/14/23	11,200,000	11,023,331
Nieuw Amsterdam Receivables Corp. BV 4.970%, due 06/15/23	20,000,000	19,865,173

ESG Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Old Line Funding Llc 4.890%, due 07/19/23	$10,000,000	$9,892,692
Old Line Funding LLC
Secured Overnight Financing Rate + 0.350%, 5.150%, due 07/27/23[1,2]	7,000,000	7,000,690
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/06/23[1,2]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.380%, 5.180%, due 09/25/23[1,2]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.480%, 5.280%, due 06/21/23[1,2]	6,000,000	6,000,252
Secured Overnight Financing Rate + 0.520%, 5.320%, due 11/14/23[1,2]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.570%, 5.370%, due 06/20/23[1,2]	8,000,000	8,001,992
Sheffield Receivables Co. LLC
4.710%, due 05/04/23	12,000,000	11,990,342
4.820%, due 06/06/23	18,000,000	17,900,452
5.160%, due 07/13/23	12,000,000	11,867,456
Starbird Funding Corp. 4.800%, due 05/01/23	25,000,000	24,989,950
Thunder Bay Funding LLC
4.880%, due 08/08/23	12,000,000	11,823,472
4.890%, due 07/19/23	5,000,000	4,946,346
Secured Overnight Financing Rate + 0.350%, 5.150%, due 08/01/23[1,2]	6,000,000	6,000,000
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/06/23[1,2]	7,000,000	7,000,000
Secured Overnight Financing Rate + 0.400%, 5.200%, due 07/20/23[1,2]	11,000,000	11,000,000
Secured Overnight Financing Rate + 0.480%, 5.280%, due 06/21/23[1,2]	9,000,000	9,000,000
Versailles Commercial Paper LLC
4.750%, due 05/08/23	6,000,000	5,991,897
Secured Overnight Financing Rate + 0.210%, 5.020%, due 09/07/23[1,2]	12,000,000	12,000,000
Secured Overnight Financing Rate + 0.250%, 5.060%, due 08/02/23[1,2]	12,000,000	12,000,000
5.320%, due 07/20/23	7,000,000	6,915,432
Victory Receivables Corp.
4.740%, due 05/04/23	14,000,000	13,988,732
4.800%, due 05/16/23	18,000,000	17,955,801
4.840%, due 06/02/23	18,000,000	17,911,660
5.200%, due 07/24/23	18,000,000	17,774,191
5.210%, due 07/31/23	14,000,000	13,809,875

		545,799,093

Banking-non-U.S.—34.8%
Australia & New Zealand Banking Group Ltd.
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/10/23[1,2]	15,000,000	15,000,000
Secured Overnight Financing Rate + 0.420%, 5.230%, due 05/05/23[1,2]	10,000,000	10,000,609
Secured Overnight Financing Rate + 0.420%, 5.230%, due 11/13/23[1,2]	12,000,000	12,000,000
Secured Overnight Financing Rate + 0.560%, 5.370%, due 09/15/23[1,2]	14,000,000	14,014,460

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Secured Overnight Financing Rate + 0.630%, 5.440%, due 05/08/23[1,2]	$14,000,000	$14,002,024
Bank of Montreal
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/04/23[1]	15,000,000	15,010,635
Secured Overnight Financing Rate + 0.700%, 5.510%, due 05/02/23[1]	25,000,000	25,001,650
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.350%, 5.160%, due 11/09/23[1,2]	17,000,000	17,000,000
Secured Overnight Financing Rate + 0.470%, 5.280%, due 10/05/23[1,2]	14,000,000	14,007,926
Secured Overnight Financing Rate + 0.500%, 5.310%, due 11/06/23[1,2]	18,000,000	18,008,996
Secured Overnight Financing Rate + 0.550%, 5.360%, due 05/22/23[1,2]	11,000,000	11,002,182
Secured Overnight Financing Rate + 0.560%, 5.370%, due 07/06/23[1,2]	16,000,000	16,000,000
Secured Overnight Financing Rate + 0.690%, 5.500%, due 08/22/23[1,2]	14,000,000	14,017,562
Banque et Caisse d’Epargne de l’Etat 4.670%, due 05/02/23	15,000,000	14,991,938
Barclays Bank PLC
4.810%, due 05/11/23	14,000,000	13,975,218
4.830%, due 05/04/23	11,000,000	10,995,573
4.850%, due 05/01/23	9,000,000	8,996,355
4.880%, due 05/24/23	10,000,000	9,963,997
Secured Overnight Financing Rate + 0.200%, 5.010%, due 09/05/23[1,2]	19,000,000	19,000,000
BNZ International Funding Ltd.
Secured Overnight Financing Rate + 0.710%, 5.510%, due 05/02/23[1,2]	5,000,000	5,000,000
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.740%, 5.550%, due 08/03/23[1,2]	13,000,000	13,000,000
Commonwealth Bank of Australia
Secured Overnight Financing Rate + 0.480%, 5.290%, due 05/01/23[1,2]	10,000,000	10,005,394
Secured Overnight Financing Rate + 0.640%, 5.450%, due 05/24/23[1,2]	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank 4.800%, due 05/01/23	50,000,000	49,980,062
DBS Bank Ltd.
4.910%, due 08/07/23	9,000,000	8,871,680
4.930%, due 08/09/23	12,000,000	11,825,106
5.170%, due 07/05/23	11,000,000	10,895,841
5.310%, due 10/20/23	12,000,000	11,695,325
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 4.790%, due 05/01/23	125,000,000	124,950,406
Erste Finance Delaware LLC 4.830%, due 05/02/23	125,000,000	124,932,680
Federation des Caisses Desjardins du Quebec
4.810%, due 05/03/23	75,000,000	74,949,469
4.890%, due 08/01/23	15,000,000	14,799,392
5.150%, due 07/11/23	15,000,000	14,844,631

ESG Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Lloyds Bank PLC 4.980%, due 08/08/23	$18,000,000	$17,734,290
Mizuho Bank Ltd.
4.785%, due 05/19/23	17,000,000	16,951,081
5.215%, due 07/27/23	17,000,000	16,776,875
National Australia Bank Ltd.
Secured Overnight Financing Rate + 0.200%, 5.010%, due 11/16/23[1,2]	19,000,000	18,982,663
Secured Overnight Financing Rate + 0.410%, 5.220%, due 10/13/23[1,2]	17,000,000	17,004,145
Secured Overnight Financing Rate + 0.420%, 5.230%, due 05/05/23[1,2]	13,000,000	13,000,000
Secured Overnight Financing Rate + 0.450%, 5.260%, due 07/14/23[1,2]	14,000,000	14,006,654
National Bank of Canada
Secured Overnight Financing Rate + 0.530%, 5.340%, due 05/19/23[1,2]	11,000,000	11,000,000
Nordea Bank Abp
Secured Overnight Financing Rate + 0.490%, 5.300%, due 06/07/23[1,2]	14,000,000	14,000,000
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.430%, 5.240%, due 05/05/23[1,2]	13,000,000	13,000,000
Royal Bank of Canada
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/03/23[1,2]	15,000,000	15,019,341
Skandinaviska Enskilda Banken AB
Secured Overnight Financing Rate + 0.190%, 4.990%, due 11/28/23[1,2]	11,000,000	11,000,000
Secured Overnight Financing Rate + 0.330%, 5.130%, due 07/06/23[1,2]	15,000,000	15,002,917
Secured Overnight Financing Rate + 0.380%, 5.180%, due 08/07/23[1,2]	17,000,000	17,000,000
Sumitomo Mitsui Trust Bank Ltd. 5.364%, due 08/16/23	14,000,000	13,776,957
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.180%, 4.980%, due 12/07/23[1,2]	16,000,000	16,000,000
Secured Overnight Financing Rate + 0.200%, 5.000%, due 11/17/23[1,2]	18,000,000	18,000,000
Secured Overnight Financing Rate + 0.610%, 5.410%, due 06/20/23[1,2]	14,000,000	14,000,000
Swedbank AB
Secured Overnight Financing Rate + 0.200%, 5.010%, due 11/14/23[1]	18,000,000	18,000,000
Secured Overnight Financing Rate + 0.580%, 5.390%, due 06/20/23[1]	13,000,000	13,000,000
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.210%, 5.010%, due 12/06/23[1,2]	19,000,000	18,973,317
Secured Overnight Financing Rate + 0.500%, 5.300%, due 11/06/23[1,2]	18,000,000	18,008,626
United Overseas Bank Ltd.
Secured Overnight Financing Rate + 0.430%, 5.230%, due 05/08/23[1,2]	13,000,000	13,000,000
5.260%, due 08/18/23	17,000,000	16,722,122

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.180%, 4.990%, due 11/28/23[1,2]	$6,000,000	$6,000,000
Secured Overnight Financing Rate + 0.230%, 5.040%, due 05/01/23[1,2]	11,000,000	11,000,000
Secured Overnight Financing Rate + 0.660%, 5.470%, due 05/25/23[1,2]	14,000,000	14,005,490
Westpac Securities NZ Ltd.
Secured Overnight Financing Rate + 0.430%, 5.240%, due 06/20/23[1,2]	14,000,000	14,000,000
Secured Overnight Financing Rate + 0.710%, 5.520%, due 05/02/23[1,2]	14,000,000	14,000,000

		1,187,703,589

Banking-U.S.—3.2%
Bedford Row Funding Corp.
Secured Overnight Financing Rate + 0.240%, 5.050%, due 08/15/23[1,2]	11,000,000	11,000,000
Collateralized Commercial Paper FLEX Co. LLC
Secured Overnight Financing Rate + 0.360%, 5.170%, due 11/06/23[1,2]	21,000,000	21,000,000
Secured Overnight Financing Rate + 0.480%, 5.290%, due 11/20/23[1,2]	15,000,000	15,000,000
Secured Overnight Financing Rate + 0.510%, 5.320%, due 10/12/23[1,2]	15,000,000	15,000,000
Collateralized Commercial Paper V Co. LLC
Secured Overnight Financing Rate + 0.170%, 4.980%, due 08/23/23[1]	8,000,000	7,997,690
Secured Overnight Financing Rate + 0.200%, 5.010%, due 08/17/23[1]	8,000,000	7,998,575
Podium Funding Trust
Secured Overnight Financing Rate + 0.480%, 5.290%, due 10/16/23[1]	18,000,000	18,000,000
Secured Overnight Financing Rate + 0.490%, 5.300%, due 11/09/23[1]	12,000,000	12,000,000

		107,996,265
Total commercial paper (cost—$1,841,898,940)		1,841,498,947

Time deposits—2.9%
Banking-non-U.S.—2.9%
Credit Agricole Corporate & Investment Bank SA 4.800%, due 05/01/23	50,000,000	50,000,000
Mizuho Corporate Bank Ltd. 4.820%, due 05/01/23	50,000,000	50,000,000
Total time deposits (cost—$100,000,000)		100,000,000

Repurchase agreements—29.7%
Repurchase agreement dated 12/01/22 with J.P. Morgan Securities LLC, 5.140% due 06/02/23, collateralized by $1,390,000 various asset-backed convertible bonds, zero coupon to 0.500% due 02/01/26 to 04/01/26; (value—$1,150,003); proceeds: $1,021,417[3]	1,000,000	1,000,000

ESG Prime Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value

Repurchase agreements—(continued)
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.180% due 07/27/23, collateralized by $7,000,000 various asset-backed convertible bonds, zero coupon to 4.536% due 06/01/38 to 07/01/53 and 17,145,117 shares of various equity securities ; (value—$21,000,002); proceeds: $20,273,389[3]	$20,000,000	$20,000,000
Repurchase agreement dated 04/03/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 5.460% due 08/01/23, collateralized by $26,437,000 various asset-backed convertible bonds, zero coupon to 6.000% due 09/01/23 to 03/15/44; (value—$26,739,093); proceeds: $25,102,375[3]	25,000,000	25,000,000
Repurchase agreement dated 04/28/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 4.800% due 05/01/23, collateralized by 254,248,200 U.S. Treasury Bonds, 2.000% to 3.000% due 05/15/42 to 02/15/50; (value—$196,860,022); proceeds: $193,077,200	193,000,000	193,000,000

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/23 with Barclays Bank PLC, 4.800% due 05/01/23, collateralized by $852,797,700 U.S. Treasury Notes, 0.250% to 3.875% due 10/31/25 to 11/30/29; (value—$790,500,057); proceeds: $775,310,000	$775,000,000	$775,000,000
Total repurchase agreements (cost—$1,014,000,000)		1,014,000,000
Total investments (cost—$3,407,898,940 which approximates cost for federal income tax purposes)—99.8%		3,407,550,995

Other assets in excess of liabilities—0.2%		5,200,330
Net assets—100.0%		$3,412,751,325

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$452,052,048	$—	$452,052,048
Commercial paper	—	1,841,498,947	—	1,841,498,947
Time deposits	—	100,000,000	—	100,000,000
Repurchase agreements	—	1,014,000,000	—	1,014,000,000
Total	$—	$3,407,550,995	$—	$3,407,550,995

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Variable or floating rate security. The rate shown is the effective rate as of period end and adjusts periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. The maturity date reflects earlier of reset date or stated maturity date.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $704,065,240, represented 20.6% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2023.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
U.S. government agency obligations—22.1%
Federal Farm Credit Banks Funding Corp.
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	$20,000,000	$20,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	17,000,000	17,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	29,000,000	29,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	8,000,000	8,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	3,000,000	3,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	28,000,000	28,000,000
Secured Overnight Financing Rate + 0.025%, 4.835%, due 05/01/23[1]	40,000,000	39,994,052
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	40,000,000	40,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	7,000,000	7,000,000
Secured Overnight Financing Rate + 0.060%, 4.870%, due 05/01/23[1]	5,000,000	5,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	18,000,000	18,000,000
Secured Overnight Financing Rate + 0.075%, 4.885%, due 05/01/23[1]	103,500,000	103,500,000
Secured Overnight Financing Rate + 0.090%, 4.900%, due 05/01/23[1]	22,000,000	22,000,000
Secured Overnight Financing Rate + 0.100%, 4.910%, due 05/01/23[1]	3,000,000	3,000,000
Secured Overnight Financing Rate + 0.100%, 4.910%, due 05/01/23[1]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.105%, 4.915%, due 05/01/23[1]	19,500,000	19,500,000
Secured Overnight Financing Rate + 0.110%, 4.920%, due 05/01/23[1]	85,000,000	85,000,000
Secured Overnight Financing Rate + 0.120%, 4.930%, due 05/01/23[1]	33,000,000	33,000,000
Secured Overnight Financing Rate + 0.130%, 4.940%, due 05/01/23[1]	85,500,000	85,500,000
Secured Overnight Financing Rate + 0.130%, 4.940%, due 05/01/23[1]	65,000,000	65,000,000
Secured Overnight Financing Rate + 0.135%, 4.945%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.140%, 4.950%, due 05/01/23[1]	86,000,000	86,003,900
Secured Overnight Financing Rate + 0.150%, 4.960%, due 05/01/23[1]	23,000,000	23,000,000
Secured Overnight Financing Rate + 0.150%, 4.960%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.160%, 4.970%, due 05/01/23[1]	10,000,000	10,000,000
Secured Overnight Financing Rate + 0.165%, 4.975%, due 05/01/23[1]	61,000,000	61,000,000
Secured Overnight Financing Rate + 0.170%, 4.980%, due 05/01/23[1]	24,000,000	24,000,000
Secured Overnight Financing Rate + 0.180%, 4.990%, due 05/01/23[1]	58,000,000	58,000,000

	Face amount	Value

U.S. government agency obligations—(concluded)
Secured Overnight Financing Rate + 0.200%, 5.010%, due 05/01/23[1]	$60,000,000	$60,000,000
Federal Home Loan Bank Discount Notes
4.610%, due 05/04/23[2]	86,000,000	85,966,962
4.650%, due 05/03/23[2]	87,000,000	86,977,525
4.661%, due 05/10/23[2]	91,000,000	90,893,962
4.714%, due 08/04/23[2]	62,000,000	61,228,737
4.730%, due 08/02/23[2]	62,000,000	61,242,412
4.775%, due 05/03/23[2]	190,000,000	189,949,597
4.794%, due 05/31/23[2]	35,000,000	34,860,175
4.805%, due 08/14/23[2]	83,000,000	81,836,789
4.900%, due 06/12/23[2]	191,000,000	189,908,117
4.960%, due 07/25/23[2]	110,000,000	108,711,778
4.960%, due 07/26/23[2]	81,000,000	80,040,240
Federal Home Loan Banks
Secured Overnight Financing Rate + 0.030%, 4.840%, due 05/01/23[1]	148,500,000	148,500,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	63,500,000	63,500,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	150,000,000	150,000,000
Secured Overnight Financing Rate + 0.040%, 4.850%, due 05/01/23[1]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	31,000,000	31,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.050%, 4.860%, due 05/01/23[1]	224,000,000	224,000,000
Secured Overnight Financing Rate + 0.055%, 4.865%, due 05/01/23[1]	49,000,000	49,000,000
Secured Overnight Financing Rate + 0.055%, 4.865%, due 05/03/24[1]	93,000,000	93,000,000
Secured Overnight Financing Rate + 0.060%, 4.870%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	82,000,000	82,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	170,000,000	170,000,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	86,500,000	86,500,000
Secured Overnight Financing Rate + 0.070%, 4.880%, due 05/01/23[1]	86,000,000	86,000,000
Secured Overnight Financing Rate + 0.080%, 4.890%, due 05/01/23[1]	87,000,000	87,000,000
Secured Overnight Financing Rate + 0.090%, 4.900%, due 05/01/23[1]	49,500,000	49,500,000
Secured Overnight Financing Rate + 0.100%, 4.910%, due 05/01/23[1]	162,000,000	162,000,000
Secured Overnight Financing Rate + 0.110%, 4.920%, due 05/01/23[1]	85,000,000	85,000,000
Secured Overnight Financing Rate + 0.120%, 4.930%, due 05/01/23[1]	169,000,000	169,000,000
Total U.S. government agency obligations (cost—$4,251,114,246)		4,251,114,246

Government Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
U.S. Treasury obligations—4.9%
U.S. Treasury Bills, 4.757%, due 05/30/23[3]	$179,000,000	$178,333,820
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.037%, 5.168%, due 05/01/23[1]	226,000,000	225,911,674
3 mo. Treasury money market yield + 0.140%, 5.271%, due 05/01/23[1]	204,000,000	203,882,945
3 mo. Treasury money market yield + 0.200%, 5.331%, due 05/01/23[1]	338,000,000	338,116,222
Total U.S. Treasury obligations (cost—$946,244,661)		946,244,661

Repurchase agreements—73.5%
Repurchase agreement dated 03/31/22 with Mitsubishi UFJ Securities Americas, Inc., 4.800% due 06/02/23, collateralized by $36,351,887 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 12/01/24 to 12/01/52, $360,468,309 Federal National Mortgage Association obligations, 2.000% to 5.500% due 05/01/24 to 10/01/52; (value—$102,000,000); proceeds: $105,266,667[4]	100,000,000	100,000,000
Repurchase agreement dated 04/28/23 with Toronto-Dominion Bank, 4.800% due 05/01/23, collateralized by $550,462,650 Federal Home Loan Mortgage Corp. obligations, 1.500% to 5.348% due 07/15/36 to 10/15/52 and $454,578,917 Federal National Mortgage Association obligations, 2.000% to 5.470% due 06/25/29 to 12/25/52; (value—$102,000,000); proceeds: $100,040,000	100,000,000	100,000,000
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 4.820% due 05/05/23, collateralized by $247,246,240 Federal Home Loan Mortgage Corp., zero coupon to 4.500% due 08/25/29 to 10/25/49, $166,860,376 Federal National Mortgage Association Obligations, zero coupon to 4.000% due 03/25/35 to 10/25/58, $2,660,888,128 Government National Mortgage Association Obligations, zero coupon to 6.000% due 08/16/39 to 03/16/64 ; (value—$206,000,001); proceeds: $202,356,444[4]	200,000,000	200,000,000
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC 4.820% due 05/05/23, collateralized by $212,703,101 Federal National Mortgage Association obligations, 5.000% due 07/01/52 to 11/01/52; (value—$204,000,001); proceeds: $202,356,444[4]	200,000,000	200,000,000

	Face amount	Value

Repurchase agreements—(continued)
Repurchase agreement dated 04/28/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 4.800% due 05/01/23, collateralized by $175,175,000 Federal Home Loan Banks, 2.540% to 5.350% due 02/21/24 to 08/16/46, $181,691,000 Federal Farm Credit Banks Funding Corp., 2.450% to 2.990% due 07/18/34 to 11/01/41; (value—$306,000,674); proceeds: $300,120,000	$300,000,000	$300,000,000
Repurchase agreement dated 04/28/23 with Mitsubishi UFJ Securities Americas, Inc., 4.800% due 05/01/23, collateralized by $449,512,105 Federal National Mortgage Association obligations, 2.000% to 6.000% due 02/01/26 to 04/01/53, $41,370,000 Federal Home Loan Mortgage Corp., 1.853% to 4.118% due 09/25/28 to 11/25/32 and $96,720,036 Government National Mortgage Association obligations, 2.000% to 5.500% due 03/20/41 to 01/20/53; (value—$306,000,000; proceeds: $300,120,000	300,000,000	300,000,000
Repurchase agreement dated 04/28/23 with J.P. Morgan Securities LLC, 4.800% due 05/01/23, collateralized by $217,920,152 Federal Home Loan Mortgage Corp., 2.092% to 4.371% due 08/01/28 to 03/01/47, $1,441,715,330 Federal National Mortgage Association obligations, 1.500% to 7.500% due 01/01/26 to 04/01/53; (value—$1,020,000,001); proceeds: $1,000,400,000	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/28/23 with Federal Reserve Bank of New York, 4.800% due 05/01/23, collateralized by $5,920,338,400 U.S. Treasury Notes, 1.875% due 02/15/32; (value—$5,212,084,065); proceeds: $5,212,084,000	5,210,000,000	5,210,000,000

Government Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/23 with Fixed Income Clearing Corp., 4.800% due 05/01/23, collateralized by $5,368,449,300 U.S. Treasury Notes, 5.094% due 7/31/23, $250,000,000 U.S. Treasury Bills, zero coupon due 7/27/23, $961,481,400 U.S. Treasury Inflation Index Bonds, 0.375% due 7/15/23; (value—$6,855,420,125); proceeds: $6,723,688,400	$6,721,000,000	$6,721,000,000
Total repurchase agreements (cost—$14,131,000,000)		14,131,000,000
Total investments (cost—$19,328,358,907 which approximates cost for federal income tax purposes)—100.5%		19,328,358,907

Liabilities in excess of other assets—(0.5)%		(93,394,147)
Net assets—100.0%		$19,234,964,760

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. government agency obligations	$—	$4,251,114,246	$—	$4,251,114,246
U.S. Treasury obligations	—	946,244,661	—	946,244,661
Repurchase agreements	—	14,131,000,000	—	14,131,000,000
Total	$—	$19,328,358,907	$—	$19,328,358,907

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Variable or floating rate security. The rate shown is the effective rate as of period end and adjusts periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rates shown reflect yield at April 30, 2023.
[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2023.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
U.S. Treasury obligations—8.8%
U.S. Treasury Bills, 4.757%, due 05/30/23[1]	$331,000,000	$329,768,126
U.S. Treasury Notes
3 mo.Treasury money market yield – 0.075%, 5.056%, due 05/01/23[2]	200,000,000	199,999,991
3 mo. Treasury money market yield + 0.030%, 5.166%, due 05/01/23[2]	468,575,000	468,575,000
3 mo.Treasury money market yield + 0.037%, 5.168%, due 05/01/23[2]	935,000,000	934,672,185
3 mo. Treasury money market yield + 0.140%, 5.271%, due 05/01/23[2]	515,000,000	514,701,453
3 mo. Treasury money market yield + 0.200%, 5.331%, due 05/01/23[2]	601,000,000	601,200,629
Total U.S. Treasury obligations (cost—$3,048,917,384)		3,048,917,384

Repurchase agreements—91.1%
Repurchase agreement dated 04/28/23 with J.P. Morgan Securities LLC, 4.770% due 05/01/23, collateralized by $154,036,700 U.S. Treasury Bill, zero coupon due 06/20/23; (value—$153,000,033); proceeds: $150,059,625	150,000,000	150,000,000
Repurchase agreement dated 04/28/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 4.800% due 05/01/23, collateralized by $290,437,100 U.S. Treasury Bonds, 2.000% to 3.125% due 11/15/41 to 08/15/51; (value—$238,680,040); proceeds: $234,093,600	234,000,000	234,000,000
Repurchase agreement dated 04/28/23 with Barclays Bank PLC, 4.800% due 05/01/23, collateralized by $300,700,200 U.S. Treasury Bills, zero coupon due 05/04/23 to 04/18/24, $563,679,723 U.S. Treasury Bonds, 1.375% to 6.500% due 08/15/23 to 11/15/52, $1,643,927,200 U.S. Treasury Inflation Index Bonds, 0.125% to 3.875% due 01/15/25 to 02/15/53 and $2,994,751,300 U.S. Treasury Notes, 0.125% to 5.331% due 04/30/23 to 11/15/31; (value—$5,839,500,015); proceeds: $5,727,290,000	5,725,000,000	5,725,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/23 with Fixed Income Clearing Corp., 4.800% due 05/01/23, collateralized by $1,556,994,900 U.S. Treasury Bills, zero coupon due 08/08/23 to 10/26/23 and $5,618,116,800 U.S. Treasury Notes, 1.250% to 5.100% due 07/31/23 to 10/31/23; (value—$7,144,080,053); proceeds: $7,006,801,600	$7,004,000,000	$7,004,000,000
Repurchase agreement dated 04/28/23 with Federal Reserve Bank of New York, 4.800% due 05/01/23, collateralized by $19,666,744,200 U.S. Treasury Notes, 0.125 to 0.625 due 05/31/23 to 05/15/30; (value—$18,682,470,044); proceeds: $18,682,470,000	18,675,000,000	18,675,000,000
Total repurchase agreements (cost—$31,788,000,000)		31,788,000,000
Total investments (cost—$34,836,917,384 which approximates cost for federal income tax purposes)—99.9%		34,836,917,384

Other assets in excess of liabilities—0.1%		40,929,634
Net assets—100.0%		$34,877,847,018

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Treasury Master Fund

Portfolio of investments—April 30, 2023

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$3,048,917,384	$—	$3,048,917,384
Repurchase agreements	—	31,788,000,000	—	31,788,000,000
Total	$—	$34,836,917,384	$—	$34,836,917,384

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at April 30, 2023.
[2]

Variable or floating rate security. The rate shown is the effective rate as of period end and adjusts periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Certificates of deposit—15.3%
Banking-non-U.S.—13.5%
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/12/23[1]	$40,000,000	$40,000,000
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/13/23[1]	45,000,000	45,000,000
Secured Overnight Financing Rate + 0.480%, 5.290%, due 05/05/23[1]	10,000,000	10,000,000
Mizuho Bank Ltd.
Secured Overnight Financing Rate + 0.180%, 4.980%, due 09/05/23[1]	53,000,000	53,000,000
Secured Overnight Financing Rate + 0.310%, 5.110%, due 07/14/23[1]	45,000,000	45,000,000
Secured Overnight Financing Rate + 0.370%, 5.170%, due 07/28/23[1]	45,000,000	45,000,000
MUFG Bank Ltd.
Secured Overnight Financing Rate + 0.160%, 4.960%, due 09/08/23[1]	55,000,000	55,000,000
Secured Overnight Financing Rate + 0.600%, 5.400%, due 05/19/23[1]	29,000,000	29,000,000
Nordea Bank Abp
Secured Overnight Financing Rate + 0.330%, 5.140%, due 08/09/23[1]	44,000,000	44,000,000
Secured Overnight Financing Rate + 0.370%, 5.180%, due 10/13/23[1]	41,000,000	41,000,000
Secured Overnight Financing Rate + 0.440%, 5.250%, due 11/10/23[1]	45,000,000	45,000,000
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.260%, 5.060%, due 07/13/23[1]	45,000,000	45,000,000
Secured Overnight Financing Rate + 0.350%, 5.150%, due 10/24/23[1]	37,000,000	37,000,000
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/07/23[1]	47,000,000	47,000,000
Secured Overnight Financing Rate + 0.400%, 5.200%, due 10/17/23[1]	15,000,000	15,000,000
Secured Overnight Financing Rate + 0.410%, 5.210%, due 06/21/23[1]	35,000,000	35,000,000
Royal Bank of Canada
Secured Overnight Financing Rate + 0.700%, 5.510%, due 05/22/23[1]	27,000,000	27,000,000
Sumitomo Mitsui Banking Corp.
Secured Overnight Financing Rate + 0.210%, 5.020%, due 08/16/23[1]	49,000,000	49,000,000
Secured Overnight Financing Rate + 0.230%, 5.040%, due 08/10/23[1]	48,000,000	48,000,000
Secured Overnight Financing Rate + 0.300%, 5.110%, due 05/09/23[1]	67,000,000	67,000,000
Secured Overnight Financing Rate + 0.450%, 5.260%, due 10/20/23[1]	46,000,000	46,000,000
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/05/23[1]	46,000,000	46,000,000
Sumitomo Mitsui Trust Bank Ltd.
4.770%, due 05/02/23	45,000,000	45,000,000
4.800%, due 05/19/23	46,000,000	46,000,000
Secured Overnight Financing Rate + 0.280%, 5.090%, due 05/12/23[1]	40,000,000	40,000,000

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Svenska Handelsbanken
Secured Overnight Financing Rate + 0.400%, 5.200%, due 10/13/23[1]	$45,000,000	$45,000,000
Secured Overnight Financing Rate + 0.610%, 5.410%, due 06/15/23[1]	29,000,000	29,000,000
Swedbank AB
Secured Overnight Financing Rate + 0.420%, 5.220%, due 10/16/23[1]	46,000,000	46,000,000
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.520%, 5.330%, due 05/01/23[1]	40,000,000	40,000,000

		1,205,000,000

Banking-U.S.—1.8%
Cooperatieve Rabobank UA
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/12/23[1]	37,000,000	37,000,000
Secured Overnight Financing Rate + 0.630%, 5.440%, due 05/22/23[1]	27,000,000	27,000,000
KBC Bank NV 4.960%, due 05/19/23	100,000,000	100,000,000

		164,000,000
Total Certificates of deposit (cost—$1,369,000,000)		1,369,000,000

Commercial paper—54.0%
Asset-backed-miscellaneous—15.7%
Albion Capital Corp. SA/Albion Capital LLC 4.850%, due 05/22/23	51,000,000	50,855,712
Antalis SA
4.800%, due 05/03/23	13,000,000	12,996,533
4.800%, due 05/04/23	12,000,000	11,995,200
4.800%, due 05/09/23	33,000,000	32,964,800
5.300%, due 07/06/23	14,000,000	13,863,967
5.300%, due 07/20/23	16,000,000	15,811,556
Barton Capital SA
4.760%, due 05/09/23	16,000,000	15,983,076
4.820%, due 05/22/23	16,000,000	15,955,013
4.860%, due 05/05/23	40,000,000	39,978,400
4.920%, due 05/10/23	14,750,000	14,731,858
5.110%, due 06/05/23	19,000,000	18,905,607
Cabot Trail Funding LLC 4.870%, due 06/20/23	49,000,000	48,668,569
Chariot Funding LLC
4.780%, due 06/02/23	31,000,000	30,868,284
4.940%, due 07/18/23	18,000,000	17,807,340
Fairway Finance Co. LLC
Secured Overnight Financing Rate + 0.410%, 5.220%, due 10/19/23[1,2]	15,000,000	15,000,000
Secured Overnight Financing Rate + 0.550%, 5.360%, due 06/12/23[1,2]	26,000,000	26,000,000
Gotham Funding Corp.
5.200%, due 07/24/23	39,450,000	38,971,340
5.210%, due 07/31/23	25,000,000	24,670,757
Liberty Street Funding LLC
4.730%, due 05/02/23	31,000,000	30,995,927

Prime CNAV Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
4.740%, due 05/02/23	$16,000,000	$15,997,893
4.750%, due 05/09/23	9,000,000	8,990,500
4.830%, due 05/23/23	15,000,000	14,955,725
4.900%, due 06/23/23	15,000,000	14,891,792
LMA-Americas LLC
4.770%, due 05/22/23	31,000,000	30,913,743
4.800%, due 05/16/23	25,500,000	25,449,000
4.820%, due 05/26/23	18,000,000	17,939,750
4.820%, due 05/30/23	14,000,000	13,945,641
4.895%, due 08/03/23	18,000,000	17,769,935
5.080%, due 06/05/23	19,000,000	18,906,161
5.200%, due 07/20/23	16,000,000	15,815,111
5.220%, due 08/14/23	30,000,000	29,543,250
Nieuw Amsterdam Receivables Corp. BV 4.970%, due 06/15/23	57,000,000	56,645,887
Old Line Funding LLC
Secured Overnight Financing Rate + 0.350%, 5.150%, due 07/27/23[1,2]	18,000,000	18,000,000
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/06/23[1,2]	25,000,000	25,000,000
Secured Overnight Financing Rate + 0.380%, 5.180%, due 09/25/23[1,2]	20,000,000	20,000,000
Secured Overnight Financing Rate + 0.480%, 5.280%, due 06/21/23[1,2]	14,000,000	14,000,000
Secured Overnight Financing Rate + 0.520%, 5.320%, due 11/14/23[1,2]	26,000,000	26,000,000
Secured Overnight Financing Rate + 0.570%, 5.370%, due 06/20/23[1,2]	31,000,000	31,000,000
Sheffield Receivables Co. LLC
4.710%, due 05/04/23	31,000,000	30,987,833
4.820%, due 06/06/23	46,000,000	45,778,280
5.160%, due 07/13/23	31,000,000	30,675,637
Thunder Bay Funding LLC
4.880%, due 08/08/23	32,000,000	31,570,560
4.890%, due 07/19/23	12,000,000	11,871,230
Secured Overnight Financing Rate + 0.350%, 5.150%, due 08/01/23[1,2]	16,000,000	16,000,000
Secured Overnight Financing Rate + 0.350%, 5.150%, due 11/06/23[1,2]	17,000,000	17,000,000
Secured Overnight Financing Rate + 0.400%, 5.200%, due 07/20/23[1,2]	33,000,000	33,000,000
Secured Overnight Financing Rate + 0.480%, 5.280%, due 06/21/23[1,2]	22,000,000	22,000,000
Versailles Commercial Paper LLC
4.750%, due 05/08/23	16,000,000	15,985,222
Secured Overnight Financing Rate + 0.210%, 5.020%, due 09/07/23[1,2]	32,000,000	32,000,000
Secured Overnight Financing Rate + 0.250%, 5.060%, due 08/02/23[1,2]	31,000,000	31,000,000
5.320%, due 07/20/23	15,000,000	14,822,667
Victory Receivables Corp.
4.740%, due 05/04/23	33,000,000	32,986,965
4.800%, due 05/16/23	48,000,000	47,904,000
4.840%, due 06/02/23	50,000,000	49,784,889
5.200%, due 07/24/23	23,000,000	22,720,933
5.210%, due 07/31/23	30,000,000	29,604,908

		1,408,481,451

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—35.2%
Australia & New Zealand Banking Group Ltd.
Secured Overnight Financing Rate + 0.400%, 5.210%, due 10/10/23[1,2]	$39,000,000	$39,000,000
Secured Overnight Financing Rate + 0.420%, 5.230%, due 05/05/23[1,2]	20,000,000	19,999,785
Secured Overnight Financing Rate + 0.420%, 5.230%, due 11/13/23[1,2]	31,000,000	31,000,000
Secured Overnight Financing Rate + 0.560%, 5.370%, due 09/15/23[1,2]	36,000,000	36,000,000
Secured Overnight Financing Rate + 0.630%, 5.440%, due 05/08/23[1,2]	28,000,000	28,000,000
Bank of Montreal
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/04/23[1]	37,000,000	37,000,000
Bank of Nova Scotia
Secured Overnight Financing Rate + 0.350%, 5.160%, due 11/09/23[1,2]	47,000,000	47,000,000
Secured Overnight Financing Rate + 0.470%, 5.280%, due 10/05/23[1,2]	37,000,000	37,000,000
Secured Overnight Financing Rate + 0.500%, 5.310%, due 11/06/23[1,2]	46,000,000	46,000,000
Secured Overnight Financing Rate + 0.550%, 5.360%, due 05/22/23[1,2]	20,000,000	20,000,000
Secured Overnight Financing Rate + 0.560%, 5.370%, due 07/06/23[1,2]	35,000,000	35,000,000
Secured Overnight Financing Rate + 0.690%, 5.500%, due 08/22/23[1,2]	28,000,000	28,000,000
Banque et Caisse d’Epargne de l’Etat 4.670%, due 05/02/23	37,000,000	36,995,200
Barclays Bank PLC
4.810%, due 05/11/23	38,000,000	37,949,228
4.830%, due 05/04/23	41,000,000	40,983,498
4.850%, due 05/01/23	21,000,000	21,000,000
4.880%, due 05/24/23	35,000,000	34,890,878
Secured Overnight Financing Rate + 0.200%, 5.010%, due 09/05/23[1,2]	53,000,000	53,000,000
BNZ International Funding Ltd.
Secured Overnight Financing Rate + 0.710%, 5.510%, due 05/02/23[1,2]	11,000,000	11,000,000
Canadian Imperial Bank of Commerce
Secured Overnight Financing Rate + 0.740%, 5.550%, due 08/03/23[1,2]	27,000,000	27,000,000
Commonwealth Bank of Australia
Secured Overnight Financing Rate + 0.480%, 5.290%, due 05/01/23[1,2]	26,000,000	26,000,000
Secured Overnight Financing Rate + 0.640%, 5.450%, due 05/24/23[1,2]	20,000,000	20,000,000
DBS Bank Ltd.
4.910%, due 08/07/23	23,020,000	22,712,312
4.930%, due 08/09/23	32,000,000	31,561,778
5.170%, due 07/05/23	26,000,000	25,757,297
5.310%, due 10/20/23	30,000,000	29,238,900
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
4.790%, due 05/01/23	305,000,000	305,000,000
4.905%, due 05/11/23	25,000,000	24,965,938

Prime CNAV Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Erste Finance Delaware LLC
4.820%, due 05/01/23	$210,000,000	$210,000,000
4.830%, due 05/02/23	115,000,000	114,984,571
Federation des Caisses Desjardins du Quebec
4.810%, due 05/02/23	70,000,000	69,990,647
4.810%, due 05/03/23	90,000,000	89,975,950
4.890%, due 08/01/23	37,000,000	36,537,623
5.150%, due 07/11/23	30,000,000	29,695,292
Lloyds Bank PLC 4.980%, due 08/08/23	48,000,000	47,342,640
Mizuho Bank Ltd.
4.785%, due 05/19/23	43,000,000	42,897,122
5.215%, due 07/27/23	45,000,000	44,432,869
National Australia Bank Ltd.
Secured Overnight Financing Rate + 0.200%, 5.010%, due 11/16/23[1,2]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.410%, 5.220%, due 10/13/23[1,2]	45,000,000	45,000,000
Secured Overnight Financing Rate + 0.420%, 5.230%, due 05/05/23[1,2]	26,000,000	26,000,000
Secured Overnight Financing Rate + 0.450%, 5.260%, due 07/14/23[1,2]	35,000,000	35,000,000
Nationwide Building Society 4.800%, due 05/05/23	75,000,000	74,960,000
Nordea Bank Abp
Secured Overnight Financing Rate + 0.490%, 5.300%, due 06/07/23[1,2]	31,000,000	31,000,000
NRW Bank
4.770%, due 05/02/23	50,000,000	49,993,375
4.780%, due 05/04/23	175,000,000	174,930,292
4.820%, due 05/08/23	75,000,000	74,929,708
Oversea-Chinese Banking Corp. Ltd.
Secured Overnight Financing Rate + 0.150%, 4.960%, due 10/11/23[1,2]	20,000,000	20,000,000
Secured Overnight Financing Rate + 0.430%, 5.240%, due 05/05/23[1,2]	26,000,000	26,000,000
Royal Bank of Canada
Secured Overnight Financing Rate + 0.500%, 5.310%, due 10/03/23[1,2]	38,000,000	38,000,000
Skandinaviska Enskilda Banken AB
Secured Overnight Financing Rate + 0.190%, 4.990%, due 11/28/23[1,2]	32,000,000	32,000,000
Secured Overnight Financing Rate + 0.330%, 5.130%, due 07/06/23[1,2]	44,000,000	44,000,000
Secured Overnight Financing Rate + 0.380%, 5.180%, due 08/07/23[1,2]	43,000,000	43,000,000
Sumitomo Mitsui Trust Bank Ltd. 5.364%, due 08/16/23	36,000,000	35,443,600
Svenska Handelsbanken AB
Secured Overnight Financing Rate + 0.180%, 4.980%, due 12/07/23[1,2]	47,000,000	47,000,000
Secured Overnight Financing Rate + 0.200%, 5.000%, due 11/17/23[1,2]	50,000,000	50,000,000
Secured Overnight Financing Rate + 0.610%, 5.410%, due 06/20/23[1,2]	29,000,000	29,000,000

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Swedbank AB
Secured Overnight Financing Rate + 0.200%, 5.010%, due 11/14/23[1]	$49,000,000	$49,000,000
Secured Overnight Financing Rate + 0.580%, 5.390%, due 06/20/23[1]	29,000,000	29,000,000
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.210%, 5.010%, due 12/06/23[1,2]	54,000,000	54,000,000
Secured Overnight Financing Rate + 0.500%, 5.300%, due 11/06/23[1,2]	46,000,000	46,000,000
United Overseas Bank Ltd.
Secured Overnight Financing Rate + 0.430%, 5.230%, due 05/08/23[1,2]	26,000,000	26,000,000
5.260%, due 08/18/23	44,000,000	43,299,251
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.180%, 4.990%, due 11/28/23[1,2]	16,000,000	16,000,000
Secured Overnight Financing Rate + 0.230%, 5.040%, due 05/01/23[1,2]	17,000,000	17,000,000
Secured Overnight Financing Rate + 0.660%, 5.470%, due 05/25/23[1,2]	28,000,000	28,000,000
Westpac Securities NZ Ltd.
Secured Overnight Financing Rate + 0.430%, 5.240%, due 06/20/23[1,2]	33,000,000	33,000,000
Secured Overnight Financing Rate + 0.470%, 5.280%, due 10/03/23[1,2]	23,000,000	23,000,000
Secured Overnight Financing Rate + 0.710%, 5.520%, due 05/02/23[1,2]	27,000,000	27,000,000

		3,155,467,754

Banking-U.S.—3.1%
Bedford Row Funding Corp.
Secured Overnight Financing Rate + 0.240%, 5.050%, due 08/15/23[1,2]	28,000,000	28,000,000
Collateralized Commercial Paper FLEX Co. LLC
Secured Overnight Financing Rate + 0.360%, 5.170%, due 11/06/23[1,2]	53,000,000	53,000,000
Secured Overnight Financing Rate + 0.480%, 5.290%, due 11/20/23[1,2]	39,000,000	39,000,000
Secured Overnight Financing Rate + 0.510%, 5.320%, due 10/12/23[1,2]	39,000,000	39,000,000
Collateralized Commercial Paper V Co. LLC
Secured Overnight Financing Rate + 0.170%, 4.980%, due 08/23/23[1]	22,000,000	22,000,000
Secured Overnight Financing Rate + 0.200%, 5.010%, due 08/17/23[1]	21,000,000	21,000,000
Podium Funding Trust
Secured Overnight Financing Rate + 0.480%, 5.290%, due 10/16/23[1]	46,000,000	46,000,000
Secured Overnight Financing Rate + 0.490%, 5.300%, due 11/09/23[1]	31,000,000	31,000,000

		279,000,000
Total commercial paper (cost—$4,842,949,205)		4,842,949,205

Prime CNAV Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value

Time deposits—6.0%
Banking-non-U.S.—6.0%
ABN AMRO Bank NV 4.810%, due 05/01/23	$325,000,000	$325,000,000
Credit Agricole Corporate & Investment Bank SA 4.800%, due 05/01/23	61,000,000	61,000,000
Mizuho Corporate Bank Ltd. 4.820%, due 05/01/23	150,000,000	150,000,000
Total time deposits (cost—$536,000,000)		536,000,000

Repurchase agreements—24.6%
Repurchase agreement dated 04/03/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 5.460% due 08/01/23, collateralized by $25,276,674, various asset-backed convertible bonds, zero coupon to 14.00% due 03/15/24 to 12/01/81 and 1,882,810 shares of various equity securities; (value—$26,603,501); proceeds: $25,102,375[3]	25,000,000	25,000,000
Repurchase agreement dated 04/28/23 with BNP Paribas SA, 4.900% due 05/01/23, collateralized by $26,800,063 Asset-backed convertible bond, 7.698% due 10/20/33; (value—$26,750,000); proceeds: $25,010,208	25,000,000	25,000,000
Repurchase agreement dated 01/25/23 with J.P. Morgan Securities LLC, 5.180% due 07/27/23, collateralized by 42,003,650 shares of various equity securities; (value—$42,000,001); proceeds: $40,546,778[3]	40,000,000	40,000,000
Repurchase agreement dated 04/28/23 with BNP Paribas SA, 4.940% due 05/01/23, collateralized by $71,605,394 various asset-backed convertible bonds, zero coupon to 13.00% due 06/20/23 to 12/31/79 and 100,000 shares of equity securities; (value—$53,912,225); proceeds: $50,020,583	50,000,000	50,000,000
Repurchase agreement dated 04/03/23 with Merrill Lynch Pierce Fenner & Smith, Inc., 5.460% due 08/01/23, collateralized by $54,084,938, various asset-backed convertible bonds, zero coupon to 10.50% due 05/15/23 to 12/31/99; (value—$69,061,995); proceeds: $65,266,175[3]	65,000,000	65,000,000
Repurchase agreement dated 04/28/23 with Barclays Bank PLC, 4.800% due 05/01/23, collateralized by $895,734,500 U.S. Treasury Inflation Index Bonds, 0.375% to 1.250% due 07/15/23 to 04/15/28; (value—$1,020,000,072); proceeds: $1,000,400,000	1,000,000,000	1,000,000,000

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/28/23 with Fixed Income Clearing Corp., 4.800% due 05/01/23, collateralized by $1,020,459,300 U.S. Treasury Note, 5.094% due 7/31/23; (value—$1,020,000,001); proceeds: $1,000,400,000	$1,000,000,000	$1,000,000,000
Total repurchase agreements (cost—$2,205,000,000)		2,205,000,000
Total investments (cost—$8,952,949,205 which approximates cost for federal income tax purposes)—99.9%		8,952,949,205

Other assets in excess of liabilities—0.1%		13,336,235
Net assets—100.0%		$8,966,285,440

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2023

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$1,369,000,000	$—	$1,369,000,000
Commercial paper	—	4,842,949,205	—	4,842,949,205
Time deposits	—	536,000,000	—	536,000,000
Repurchase agreements	—	2,205,000,000	—	2,205,000,000
Total	$—	$8,952,949,205	$—	$8,952,949,205

At April 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Variable or floating rate security. The rate shown is the effective rate as of period end and adjusts periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions. The maturity date reflects earlier of reset date or stated maturity date.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,774,999,785, represented 19.8% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2023 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2023.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Municipal bonds—94.7%
Alaska—2.0%
City of Valdez, Exxon Pipeline Co. Project, Refunding, Revenue Bonds,
Series A, 3.750%, VRD	$5,250,000	$5,250,000
Series B, 3.750%, VRD	6,000,000	6,000,000
Series C, 3.750%, VRD	7,365,000	7,365,000

		18,615,000

Arizona—4.0%
Industrial Development Authority of the City of Phoenix, Mayo Clinic, Revenue Bonds, Series B, 3.750%, VRD	37,005,000	37,005,000

California—0.1%
State of California, GO Bonds, Series A-1, 2.950%, VRD	950,000	950,000

Colorado—4.0%
City & County of Denver CO, Refunding, COP, Series A3, 3.800%, VRD	9,725,000	9,725,000
City & County of Denver Co., Refunding, COP,
Series A1, 3.800%, VRD	1,800,000	1,800,000
Series A2, 3.800%, VRD	12,700,000	12,700,000
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds, Series B, 3.820%, VRD	4,600,000	4,600,000
Colorado Health Facilities Authority, Children’s Hospital Colorado Obligated Group, Refunding, Revenue Bonds 3.800%, VRD	7,875,000	7,875,000

		36,700,000

Delaware—0.1%
Delaware State Economic Development Authority, YMCA of Delaware Project, Revenue Bonds 3.860%, VRD	1,170,000	1,170,000

District of Columbia—1.2%
District of Columbia Water & Sewer Authority, Subordinate Lien, Revenue Bonds, Subseries B-2, 3.900%, VRD	11,000,000	11,000,000

Florida—2.0%
Florida Keys Aqueduct Authority, Refunding, Revenue Bonds 3.980%, VRD	5,990,000	5,990,000

	Face amount	Value
Municipal bonds—(continued)
Florida—(concluded)
Hillsborough County Industrial Development Authority, BayCare Health System, Refunding, Revenue Bonds 4.000%, VRD	$2,400,000	$2,400,000
Orange County Health Facilities Authority, The Nemours Foundation Project, Revenue Bonds, Series B, 3.600%, VRD	10,160,000	10,160,000

		18,550,000

Illinois—12.0%
Illinois Development Finance Authority, Francis W. Parker School Project, Revenue Bonds 4.050%, VRD	14,700,000	14,700,000
Illinois Finance Authority, Gift of Hope Donor Project, Revenue Bonds 3.800%, VRD	8,580,000	8,580,000
Illinois Finance Authority, Hospital Sisters Services Obligated Group, Refunding, Revenue Bonds 3.830%, VRD	8,000,000	8,000,000
Illinois Finance Authority, Refunding, Revenue Bonds 3.770%, VRD	13,400,000	13,400,000
Illinois Finance Authority, Steppenwolf Theatre Co., Revenue Bonds
3.890%, VRD	6,575,000	6,575,000
3.890%, VRD	8,450,000	8,450,000
Illinois Finance Authority, The University of Chicago Medical Center, Revenue Bonds, Series E, 3.880%, VRD	900,000	900,000
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds, Series E-1, 3.880%, VRD	15,800,000	15,800,000
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds, Series C, 3.880%, VRD	18,600,000	18,600,000
Illinois Finance Authority, University of Chicago, Revenue Bonds, Series B, 3.880%, VRD	12,015,000	12,015,000
Village of Brookfield IL, Brookfield Zoo Project, Revenue Bonds 3.850%, VRD	3,630,000	3,630,000

		110,650,000

Indiana—10.1%
Indiana Finance Authority, Ascension Health, Revenue Bonds 3.900%, VRD	17,440,000	17,440,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Municipal bonds—(continued)
Indiana—(concluded)
Indiana Finance Authority, Duke Energy Indiana Project, Refunding, Revenue Bonds, Series A-5, 3.700%, VRD	$33,300,000	$33,300,000
Indiana Finance Authority, Trinity Health, Refunding, Revenue Bonds, Series SE, 3.800%, VRD	25,315,000	25,315,000
Indiana Municipal Power Agency, Refunding, Revenue Bonds, Series B, 3.720%, VRD	16,820,000	16,820,000

		92,875,000

Louisiana—0.1%
Louisiana Public Facilities Authority, Christus Health Obligated Group, Refunding, Revenue Bonds, Series B2, 3.720%, VRD	620,000	620,000

Maryland—1.8%
County of Montgomery, GO Bonds, Series E, 3.750%, VRD	6,525,000	6,525,000
Maryland Economic Development Corp., Howard Hughes Medical Institute, Revenue Bonds, Series A, 3.920%, VRD	7,500,000	7,500,000
Montgomery County Housing Opportunities Commission, Housing Development, Revenue Bonds, Series A, 4.000%, VRD	2,910,000	2,910,000

		16,935,000

Massachusetts—0.1%
Massachusetts Health & Educational Facilities Authority, Harvard University, Revenue Bonds, Series Y, 3.600%, VRD	700,000	700,000

Michigan—0.2%
Green Lake Township Economic Development Corp., Interlochen Center Project, Refunding, Revenue Bonds 3.800%, VRD	2,100,000	2,100,000

Minnesota—0.6%
City of Minneapolis MN, Fairview Health Services Obligated Group, Refunding, Revenue Bonds 3.800%, VRD	1,700,000	1,700,000
City of Rochester, Mayo Clinic, Revenue Bonds, Series A, 3.950%, VRD	3,100,000	3,100,000

	Face amount	Value
Municipal bonds—(continued)
Minnesota—(concluded)
Midwest Consortium of Municipal Utilities, Draw Down-Association Financing Program, Revenue Bonds, Series B, 3.820%, VRD	$1,100,000	$1,100,000

		5,900,000

Mississippi—4.7%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds
Series A, 3.750%, VRD	2,500,000	2,500,000
Series A, 3.850%, VRD	1,845,000	1,845,000
Series B, 3.750%, VRD	7,845,000	7,845,000
Series B, 3.750%, VRD	375,000	375,000
Series B, 3.850%, VRD	600,000	600,000
Series C, 3.750%, VRD	675,000	675,000
Series C, 3.750%, VRD	6,025,000	6,025,000
Series E, 3.750%, VRD	2,220,000	2,220,000
Series G, 3.750%, VRD	900,000	900,000
Series G, 3.750%, VRD	200,000	200,000
Series H, 3.750%, VRD	4,625,000	4,625,000
Series I, 3.750%, VRD	400,000	400,000
Series L, 3.750%, VRD	10,155,000	10,155,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds
Series D, 3.750%, VRD	2,750,000	2,750,000
Series K, 3.750%, VRD	1,750,000	1,750,000

		42,865,000

Missouri—3.9%
Health & Educational Facilities Authority of the State of Missouri, Ascension Health, Revenue Bonds
3.750% VRD	2,395,000	2,395,000
Series C-3, 3.920%, VRD	10,000,000	10,000,000
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare System, Revenue Bonds, Series D, 3.900%, VRD	5,670,000	5,670,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Municipal bonds—(continued)
Missouri—(concluded)
Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds,
Series B-1, 3.800%, VRD	$11,140,000	$11,140,000
Series B-2, 3.700%, VRD	2,250,000	2,250,000
Health & Educational Facilities Authority of the State of Missouri, Washington University, Revenue Bonds,
Series B, 3.800%, VRD	2,400,000	2,400,000
Series C, 3.720%, VRD	2,500,000	2,500,000

		36,355,000

Nebraska—0.1%
Douglas County Hospital Authority No. 2, Health Facilities for Children, Refunding, Revenue Bonds, Series A, 3.750%, VRD	500,000	500,000

Nevada—0.1%
County of Clark Department of Aviation, Subordinate Lien, Revenue Bonds, Series D-2A, 3.950%, VRD	555,000	555,000

New Hampshire—0.2%
New Hampshire Health and Education Facilities Authority Act, Dartmouth College, Revenue Bonds 3.800%, VRD	1,900,000	1,900,000

New Jersey—0.1%
New Jersey Health Care Facilities Financing Authority, Revenue Bonds 4.000%, VRD	1,310,000	1,310,000

New York—15.2%
City of New York, GO Bonds,
Subseries B-3, 3.930%, VRD	8,400,000	8,400,000
Subseries D-4, 3.750%, VRD	2,300,000	2,300,000
Subseries L-4, 3.700%, VRD	4,500,000	4,500,000
Dutchess County Industrial Development Agency, Marist College Civic Facility, Revenue Bonds, Series B-2, 3.880%, VRD	4,555,000	4,555,000
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Series A-1, 3.750%, VRD	450,000	450,000
Subseries 2012G-1, 3.770%, VRD	13,050,000	13,050,000

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York City Health & Hospital Corp., Health Systems, Revenue Bonds, Series C, 3.940%, VRD	$2,060,000	$2,060,000
New York City Housing Development Corp., Royal Properties, Revenue Bonds, Series A, 3.670%, VRD	600,000	600,000
New York City Municipal Water Finance Authority, Revenue Bonds
3.750%, VRD	700,000	700,000
Series 2008-BB-1-R, 4.000%, VRD	13,845,000	13,845,000
Series 2008-BB-5, 3.700%, VRD	21,625,000	21,625,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
3.730%, VRD	24,465,000	24,465,000
3.760%, VRD	8,250,000	8,250,000
3.860%, VRD	3,000,000	3,000,000
New York State Dormitory Authority, Rockefeller University, Revenue Bonds,
Series A, 3.700%, VRD	9,745,000	9,745,000
Series A2, 4.000%, VRD	3,000,000	3,000,000
New York State Energy Research & Development Authority, Consolidated Edison, Revenue Bonds, Subseries A-1, 3.960%, VRD	3,000,000	3,000,000
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds,
Series 2005B-4C, 3.700%, VRD	250,000	250,000
Subseries B-3-RE, 3.720%, VRD	16,500,000	16,500,000

		140,295,000

Ohio—4.5%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group, Revenue Bonds,
Series A-R, 3.880%, VRD	9,700,000	9,700,000
Series B-R, 3.880%, VRD	2,985,000	2,985,000
Series C-R, 3.880%, VRD	5,060,000	5,060,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds 3.800%, VRD	18,700,000	18,700,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Municipal bonds—(continued)
Ohio—(concluded)
State of Ohio, GO Bonds,
Series B, 3.650%, VRD	$1,540,000	$1,540,000
Series D, 3.880%, VRD	3,540,000	3,540,000

		41,525,000

Oregon—0.7%
State of Oregon, Veterans, GO Bonds, Series 9, 3.900%, VRD	6,035,000	6,035,000

Pennsylvania—11.2%
Allegheny County Higher Education Building Authority, Carnegie Mellon University, Refunding, Revenue Bonds, Series C, 3.770%, VRD	3,200,000	3,200,000
Allegheny County Industrial Development Authority, Education Center Watson, Revenue Bonds 3.830%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority, Watson Institute Friendship, Revenue Bonds 3.890%, VRD	14,045,000	14,045,000
City of Philadelphia PA, Refunding, GO Bonds, Series B, 3.800%, VRD	10,345,000	10,345,000
Delaware Valley Regional Finance Authority, Revenue Bonds, Series B, 3.840%, VRD	18,095,000	18,095,000
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds 3.950%, VRD	12,000,000	12,000,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 3.800%, VRD	29,345,000	29,345,000
Philadelphia Authority for Industrial Development, Refunding, Revenue Bonds, Series B-2, 4.000%, VRD	6,400,000	6,400,000

		103,030,000

Rhode Island—0.1%
Rhode Island Health and Educational Building Corp., New England Institute Technology, Refunding, Revenue Bonds 3.900%, VRD	635,000	635,000

Tennessee—0.4%
Greeneville Health & Educational Facilities Board, Ballad Health, Revenue Bonds, Series B, 3.820%, VRD	4,150,000	4,150,000

	Face amount	Value
Municipal bonds—(continued)
Texas—9.3%
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B, 3.850%, VRD	$1,450,000	$1,450,000
Board of Regents of the University of Texas System, Revenue Bonds,
Series B, 3.650%, VRD	4,750,000	4,750,000
Series B, 3.650%, VRD	5,000,000	5,000,000
City of Houston TX Combined Utility System Revenue, First lien, Refunding, Revenue Bonds, Series B-4, 3.860%, VRD	3,500,000	3,500,000
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital, Refunding, Revenue Bonds, Series B, 3.800%, VRD	9,125,000	9,125,000
Harris County Health Facilities Development Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds, Series A-2, 3.800%, VRD	1,285,000	1,285,000
Harris County Health Facilities Development Corp., Methodist Hospital System, Refunding, Revenue Bonds, Series A-1, 3.800%, VRD	3,625,000	3,625,000
Harris County Hospital District, Senior lien, Refunding, Revenue Bonds 3.900%, VRD	7,645,000	7,645,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc., Revenue Bonds 3.750%, VRD	5,700,000	5,700,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Refunding, Revenue Bonds, Series A, 3.750%, VRD	4,400,000	4,400,000
Permanent University Fund – University of Texas System, Revenue Bonds, Series A, 3.850%, VRD	6,925,000	6,925,000
State of Texas, Veterans Housing Assistance Program II, GO Bonds, Series B-R, 3.720%, VRD	6,900,000	6,900,000
State of Texas, Veterans, GO Bonds
3.800%, VRD	7,175,000	7,175,000
4.050%, VRD	575,000	575,000
Series C, 4.050%, VRD	9,140,000	9,140,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2023

	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Texas Transportation Commission State Highway Fund, Revenue Bonds, Series B, 3.910%, VRD	$8,500,000	$8,500,000

		85,695,000

Utah—0.6%
City of Murray UT, IHC Health Services Inc., Revenue Bonds, Series D, 3.750%, VRD	5,400,000	5,400,000

Virginia—4.3%
Loudoun County Economic Development Authority, Howard Hughes Medical Institute, Revenue Bonds
3.900%, VRD	6,750,000	6,750,000
Series A, 3.720%, VRD	10,000,000	10,000,000
Series D, 3.850%, VRD	14,055,000	14,055,000
Series F, 3.920%, VRD	6,310,000	6,310,000
Virginia Small Business Financing Authority, Carilion Clinic Obligated Group, Revenue Bonds 3.900%, VRD	2,350,000	2,350,000

		39,465,000

Washington—1.0%
Port of Tacoma WA, Subordinate Lien, Revenue Bonds, Series B, 3.900%, VRD	9,400,000	9,400,000
Total municipal bonds (cost—$872,885,000)		872,885,000

	Face amount	Value
Tax-exempt commercial paper—5.0%
Florida—1.1%
Florida Local Government Finance Commission 3.000%, due 05/02/23	$10,000,000	$10,000,000

Minnesota—1.1%
City of Rochester 3.000%, due 05/09/23	10,000,000	10,000,000

Ohio—0.4%
Ohio Higher Educational Facility Commission
2.800%, due 07/06/23	895,000	895,000
2.800%, due 07/06/23	3,000,000	3,000,000

		3,895,000

Texas—2.4%
Board of Regents of the University of Texas System
2.900%, due 06/06/23	10,000,000	10,000,000
3.050%, due 06/05/23	1,890,000	1,890,000
3.100%, due 06/02/23	10,000,000	10,000,000

		21,890,000
Total tax-exempt commercial paper (cost—$45,785,000)		45,785,000
Total investments (cost—$918,670,000 which approximates cost for federal income tax purposes)—99.7%		918,670,000

Other assets in excess of liabilities—0.3%		3,070,853
Net assets—100.0%		$921,740,853

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$872,885,000	$—	$872,885,000
Tax-exempt commercial paper	—	45,785,000	—	45,785,000
Total	$—	$918,670,000	$—	$918,670,000

At April 30, 2023, there were no transfers in or out of Level 3.

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
COP	Certificate of Participation
GO	General Obligation
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2023 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

April 30, 2023

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$7,086,031,852	$2,393,898,940	$5,197,358,907	$3,048,917,384	$6,747,949,205	$918,670,000
Repurchase agreements	5,142,000,000	1,014,000,000	14,131,000,000	31,788,000,000	2,205,000,000	—

Investments, at value
Investments	7,085,138,952	2,393,550,995	5,197,358,907	3,048,917,384	6,747,949,205	918,670,000
Repurchase agreements	5,142,000,000	1,014,000,000	14,131,000,000	31,788,000,000	2,205,000,000	—
Cash	—	17,357	—	—	—	41,384
Receivable for investments sold	—	—	—	—	—	990,202
Receivable for interest	19,291,250	5,405,204	35,436,250	46,066,279	14,038,919	2,098,848
Total assets	12,246,430,202	3,412,973,556	19,363,795,157	34,882,983,663	8,966,988,124	921,800,434

Liabilities:
Payable for investments purchased	—	—	126,000,000	—	—	—
Payable to affiliate	892,970	222,231	1,494,611	2,583,445	667,618	59,581
Payable to custodian	312,009	—	1,335,786	2,553,200	35,066	—
Total liabilities	1,204,979	222,231	128,830,397	5,136,645	702,684	59,581
Net assets, at value	$12,245,225,223	$3,412,751,325	$19,234,964,760	$34,877,847,018	$8,966,285,440	$921,740,853

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the year ended April 30, 2023

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$324,369,264	$99,195,470	$425,226,897	$913,757,099	$231,252,295	$18,444,339
Expenses:
Investment advisory and administration fees	8,576,777	2,654,354	11,015,838	27,226,501	5,811,942	930,614
Trustees’ fees	49,566	24,664	59,530	140,664	37,228	17,925
Total expenses	8,626,343	2,679,018	11,075,368	27,367,165	5,849,170	948,539
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(438,083)	(6,178,544)	—	—	—
Net expenses	8,626,343	2,240,935	4,896,824	27,367,165	5,849,170	948,539
Net investment income (loss)	315,742,921	96,954,535	420,330,073	886,389,934	225,403,125	17,495,800
Net realized gain (loss)	(56,133)	(14,808)	—	776,174	(42,700)	33
Net change in unrealized appreciation (depreciation)	926,524	(12,630)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$316,613,312	$96,927,097	$420,330,073	$887,166,108	$225,360,425	$17,495,833

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$315,742,921	$6,137,488
Net realized gain (loss)	(56,133)	30,020
Net change in unrealized appreciation (depreciation)	926,524	(2,396,525)
Net increase (decrease) in net assets resulting from operations	316,613,312	3,770,983
Net increase (decrease) in net assets from beneficial interest transactions	6,991,752,924	(3,890,021,125)
Net increase (decrease) in net assets	7,308,366,236	(3,886,250,142)
Net assets:

Beginning of year	4,936,858,987	8,823,109,129
End of year	$12,245,225,223	$4,936,858,987

	ESG Prime Master Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$96,954,535	$1,542,924
Net realized gain (loss)	(14,808)	(14,219)
Net change in unrealized appreciation (depreciation)	(12,630)	(357,927)
Net increase (decrease) in net assets resulting from operations	96,927,097	1,170,778
Net increase (decrease) in net assets from beneficial interest transactions	1,846,390,663	857,754,697
Net increase (decrease) in net assets	1,943,317,760	858,925,475
Net assets:

Beginning of year	1,469,433,565	610,508,090
End of year	$3,412,751,325	$1,469,433,565

	Government Master Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$420,330,073	$1,609,012
Net realized gain (loss)	—	8,316
Net increase (decrease) in net assets resulting from operations	420,330,073	1,617,328
Net increase (decrease) in net assets from beneficial interest transactions	14,516,957,059	(4,526,632,556)
Net increase (decrease) in net assets	14,937,287,132	(4,525,015,228)
Net assets:

Beginning of year	4,297,677,628	8,822,692,856
End of year	$19,234,964,760	$4,297,677,628

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Treasury Master Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$886,389,934	$9,984,379
Net realized gain (loss)	776,174	2,691
Net increase (decrease) in net assets resulting from operations	887,166,108	9,987,070
Net increase (decrease) in net assets from beneficial interest transactions	12,309,292,233	(11,003,789,356)
Net increase (decrease) in net assets	13,196,458,341	(10,993,802,286)
Net assets:

Beginning of year	21,681,388,677	32,675,190,963
End of year	$34,877,847,018	$21,681,388,677

	Prime CNAV Master Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$225,403,125	$2,238,250
Net realized gain (loss)	(42,700)	(2)
Net increase (decrease) in net assets resulting from operations	225,360,425	2,238,248
Net increase (decrease) in net assets from beneficial interest transactions	6,832,489,780	(2,543,210,434)
Net increase (decrease) in net assets	7,057,850,205	(2,540,972,186)
Net assets:

Beginning of year	1,908,435,235	4,449,407,421
End of year	$8,966,285,440	$1,908,435,235

	Tax-Free Master Fund
	For the years ended April 30,
	2023	2022
From operations:

Net investment income (loss)	$17,495,800	$387,547
Net realized gain (loss)	33	59
Net increase (decrease) in net assets resulting from operations	17,495,833	387,606
Net increase (decrease) in net assets from beneficial interest transactions	20,558,999	69,072,966
Net increase (decrease) in net assets	38,054,832	69,460,572
Net assets:

Beginning of year	883,686,021	814,225,449
End of year	$921,740,853	$883,686,021

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	3.65%	0.09%	0.19%	1.90%	2.32%
Supplemental data:
Total investment return[1]	3.28%	0.10%	0.15%	1.92%	2.31%
Net assets, end of year (000’s)	$12,245,225	$4,936,859	$8,823,109	$16,520,754	$15,779,160

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,			For the period from January 15, 2020[1] to April 30, 2020
	2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.08%	0.00%[3]	0.00%	0.00%[2]
Net investment income (loss)	3.61%	0.17%	0.18%	1.24%[2]
Supplemental data:
Total investment return[4]	3.31%	0.16%	0.22%	0.47%
Net assets, end of period (000’s)	$3,412,751	$1,469,434	$610,508	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than $0.005 or $(0.005) per share.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.04%	0.06%	0.10%	0.10%	0.10%
Net investment income (loss)	3.78%	0.02%	0.09%	1.75%	2.07%
Supplemental data:
Total investment return[1]	3.14%	0.03%	0.08%	1.74%	2.10%
Net assets, end of year (000’s)	$19,234,965	$4,297,678	$8,822,693	$17,762,675	$14,278,487

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.06%	0.09%	0.10%	0.10%
Net investment income (loss)	3.23%	0.04%	0.09%	1.56%	2.07%
Supplemental data:
Total investment return[1]	3.06%	0.04%	0.08%	1.70%	2.10%
Net assets, end of year (000’s)	$34,877,847	$21,681,389	$32,675,191	$34,803,721	$17,222,690

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	3.84%	0.08%	0.19%	1.83%	2.29%
Supplemental data:
Total investment return[1]	3.27%	0.09%	0.17%	1.90%	2.27%
Net assets, end of year (000’s)	$8,966,285	$1,908,435	$4,449,407	$7,495,231	$4,881,630

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2023	2022	2021	2020	2019
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.05%	0.09%	0.10%	0.10%
Net investment income (loss)	1.84%	0.05%	0.04%	1.19%	1.35%
Supplemental data:
Total investment return[1]	1.85%	0.05%	0.04%	1.23%	1.38%
Net assets, end of year (000’s)	$921,741	$883,686	$814,225	$2,573,583	$2,276,103

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of each of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government

Master Trust

Notes to financial statements

Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the“Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolio of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Master Trust

Notes to financial statements

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax- Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund retains the liquidity fees for the benefit of its remaining interest holders. For the period ended April 30, 2023, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, and

Master Trust

Notes to financial statements

Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2023, each Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Prime Master Fund	$892,970
ESG Prime Master Fund	222,231
Government Master Fund	1,494,611
Treasury Master Fund	2,583,445
Prime CNAV Master Fund	667,618
Tax-Free Master Fund	59,581

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

Master Trust

Notes to financial statements

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended April 30, 2023, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amounts waived by UBS AM
ESG Prime Master Fund	$438,083
Government Master Fund	6,178,544

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2023	2022
Contributions	$14,539,432,103	$3,073,650,718
Withdrawals	(7,547,679,179)	(6,963,671,843)
Net increase (decrease) in beneficial interest	$6,991,752,924	$(3,890,021,125)

ESG Prime Master Fund

	For the years ended April 30,
	2023	2022
Contributions	$5,347,381,304	$2,338,578,556
Withdrawals	(3,500,990,641)	(1,480,823,859)
Net increase (decrease) in beneficial interest	$1,846,390,663	$857,754,697

Government Master Fund

	For the years ended April 30,
	2023	2022
Contributions	$52,020,553,397	$118,340,152,475
Withdrawals	(37,503,596,338)	(122,866,785,031)
Net increase (decrease) in beneficial interest	$14,516,957,059	$(4,526,632,556)

Treasury Master Fund

	For the years ended April 30,
	2023	2022
Contributions	$99,713,434,665	$56,066,375,618
Withdrawals	(87,404,142,432)	(67,070,164,974)
Net increase (decrease) in beneficial interest	$12,309,292,233	$(11,003,789,356)

Master Trust

Notes to financial statements

Prime CNAV Master Fund

	For the years ended April 30,
	2023	2022
Contributions	$13,206,857,678	$968,414,610
Withdrawals	(6,374,367,898)	(3,511,625,044)
Net increase (decrease) in beneficial interest	$6,832,489,780	$(2,543,210,434)

Tax-Free Master Fund

	For the years ended April 30,
	2023	2022
Contributions	$1,536,214,329	$807,236,613
Withdrawals	(1,515,655,330)	(738,163,647)
Net increase (decrease) in beneficial interest	$20,558,999	$69,072,966

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation/(depreciation) consisted of:

Prime Master Fund

Gross unrealized appreciation	$693,746
Gross unrealized depreciation	(1,586,646)
Net unrealized appreciation (depreciation)	$(892,900)

ESG Prime Master Fund

Gross unrealized appreciation	$200,783
Gross unrealized depreciation	(548,728)
Net unrealized appreciation (depreciation)	$(347,945)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2023, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2023, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2023, and since inception for ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2023, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund Prime CNAV Master Fund Government Master Fund	For the year ended April 30, 2023	For each of the two years in the period ended April 30, 2023	For each of the five years in the period ended April 30, 2023
ESG Prime Master Fund	For the year ended April 30, 2023	For each of the two years in the period ended April 30, 2023	For each of the three years in the period ended April 30, 2023, and the period from January 15, 2020 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Master Trust

Report of independent registered public accounting firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 28, 2023

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ SEC Registration Statement—Part B, as amended, contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 82 K2 Integrity 845 Third Avenue New York, NY 10022	Trustee and Chairman of the Board of Trustees	Since 2007 (Trustee); Since 2022 (Chairman of the Board of Trustees)	Mr. Bernikow is retired. Until 2023, he was a director of Revlon, Inc. (cosmetics) (and served as the chair of its audit committee and as the chair of its compensation committee). From 2003 to 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee). Prior to June 2003, Mr. Bernikow also had served as the deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm).	Mr. Bernikow is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee).
Richard R. Burt; 76 McLarty Associates 900 17th Street 8th Floor Washington, D.C. 20006	Trustee	Since 2007	Mr. Burt is a managing partner of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	None
Bernard H. Garil; 83 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2007	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice- president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 4 investment companies (consisting of 38 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Master Trust

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 63 c/o Keith A. Weller, Fund Secretary UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606	Trustee	Since 2007	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 7 investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.

Master Trust

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[4]; 55	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of fund accounting—US (previously named product control and investment support) at UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[4]; 44	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since 2017) (prior to which he was a product controller (from 2015 to 2017) of fund accounting—US (previously named product control and investment support) of UBS AM—Americas region. Mr. Dickson is a vice president of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 45	Vice President	Since 2015	Ms. DiPaolo is an executive director (since 2020) (prior to which she was a director from 2008 until 2020), and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 59	Vice President	Since 2017	Mr. Grande is a managing director, head of municipal fixed income team (since 2020; formerly co-head from 2017 until 2020) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 65	Vice President and Assistant Secretary	Since 2007 and 2019, respectively	Mr. Kemper is a managing director (since 2006) and senior legal advisor (since January 2023). Most recently, Mr. Kemper has held senior Legal and Compliance positions at UBS AM—Americas Region including general counsel (2004 through 2019 and 2021 to 2023) (prior to which he was senior legal counsel (2019-2020 and 2021)), Interim Head of Asia Pacific Legal ( 2020-2021) and Interim Head of Compliance and Operational Risk Control (2019) of UBS AM—Americas region. He has been assistant secretary of UBS AM—Americas region (since 2022) (prior to which he was secretary (from 2004 until 2022)) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since 2017).
Joanne M. Kilkeary[4]; 55	Vice President, Treasurer and Principal Accounting Officer	Since 2007 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director

(from 2008 to 2013)) and head of fund accounting—US (since 2020) (prior to which she was head of regulatory, tax, audit and board governance for product control and investment support (from 2017 until 2020)) (prior to which she was a senior manager of registered fund product control of UBS AM—Americas region from 2004-2017)). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Igor Lasun[2]; 44	President	Since 2018	Mr. Lasun is a managing director (since 2021) (prior to which he was an executive director (from 2018 until 2021)) and head of product development and management for UBS AM—Americas region (since 2018) (prior to which he was a senior fixed income product specialist from 2007 to 2018, and had joined the firm in 2005). In this role, he oversees product development and management for both wholesale and institutional businesses. Mr. Lasun serves as president of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Leesa Merrill[3]; 44	Chief Compliance Officer	Since May 2022	Ms. Merrill is an executive director (since March 2023) (prior to which she was a director (from 2014 until March 2023)) and served as head of compliance risk (from 2020 to 2022) (prior to which she was a senior compliance officer (from 2004 until 2020) for UBS AM—Americas region. Ms. Merrill serves as chief compliance officer of 6 investment companies (consisting of 50 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Ryan Nugent[2]; 45	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 22 portfolios) for which UBS AM serves as investment advisor or manager.
Robert Sabatino[3]; 49	Vice President	Since 2007	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 37 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[2]; 57	Vice President and Assistant Secretary	Since 2007	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 38	Vice President and Assistant Secretary	Since 2018	Mr. Stacey is a managing director (since March 2023, prior to which he was an executive director (from 2019 until March 2023)) and Head of Legal—UBS AM—Americas region (since January 2023) prior to which he was Head of Derivatives and Trading Legal and associate general counsel (from 2017 through December 2022) with UBS Business Solutions US LLC and also with UBS AM—Americas region (since 2015). Mr. Stacey is a vice president and assistant secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 39	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 37 portfolios) for which UBS AM serves as investment advisor or manager.
Keith A. Weller[3]; 61	Vice President and Secretary	Since 2007 (Vice President) and since 2019 (Secretary)

Mr. Weller is an executive director and deputy general counsel (since 2019, prior to which he was senior associate general counsel) and Head of Registered Funds Legal (since 2022) with UBS Business Solutions US LLC (since 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and secretary of 6 investment companies (consisting of 50 portfolios) for which UBS AM serves as investment advisor or manager, and is also involved with other funds for which UBS AM or an affiliate serves as investment advisor or administrator.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 787 Seventh Avenue, New York, NY 10019.
[3]	This person’s business address is One North Wacker Drive, Chicago, IL 60606.
[4]	This person’s business address is 1000 Harbor Boulevard, Weehawken, NJ 07086.

Trustees

Alan S. Bernikow

Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Manager

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

Placement Agent

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

© UBS 2023. All rights reserved.

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, New York 10019

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended April 30, 2023 and April 30, 2022, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $297,648 and $297,648, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended April 30, 2023 and April 30, 2022, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $17,172 and $17,172, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2022 and 2021 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2023 and April 30, 2022, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $50,340 and $50,340 respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2023 and April 30, 2022, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of September 14, 2016)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the Chairperson will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible. Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2023 and April 30, 2022 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2023 and April 30, 2022 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2023 and April 30, 2022 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2023 and April 30, 2022 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2023 and April 30, 2022 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2023 and April 30, 2022 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)

For the fiscal year ended April 30, 2023, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended April 30, 2023 and April 30, 2022, the aggregate fees billed by E&Y of $1,645,112 and $598,452, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2023	2022
Covered Services	$67,512	$67,512
Non-Covered Services	1,577,600	530,940

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable to the registrant.

(j)	Not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed- End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant – Not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	July 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	July 10, 2023

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	July 10, 2023